                         ANNUAL REPORT DECEMBER 31, 2001

                                 JPMORGAN FUNDS


SELECT FUNDS

Select Balanced Fund
Select Equity Income Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund







[LOGO]JPMORGAN FLEMING
      ASSET MANAGEMENT

CONTENTS

President's Letter                                  1

Select Balanced Fund
Fund Commentary                                     3

Select Equity Income Fund
Fund Commentary                                     6

Select Large Cap Equity Fund
Fund Commentary                                     9

Select Large Cap Growth Fund
Fund Commentary                                    12

Select Mid Cap Equity Fund
Fund Commentary                                    15

Select Small Cap Equity Fund
Fund Commentary                                    18

Portfolio of Investments                           21

Financial Statements                               43

Notes to Financial Statements                      52



HIGHLIGHTS

- Large cap U.S. equities fall for second consecutive year.

- Successful policy response to September 11th terrorist attacks.

- U.S. and international equity markets rebound in final quarter.



              NOT FDIC INSURED May lose value / No bank guarantee
     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan SELECT FUNDS
PRESIDENT'S LETTER                                              FEBRUARY 4, 2002

DEAR SHAREHOLDER:

We are pleased to present the annual report for the JPMorgan Select Funds from November 1, 2001 through December 31, 2001. This reflects a change in your Fund's fiscal year end from October 31st to December 31st.

A SOBERING YEAR

2001 was a disappointing year for equities. After a decade of uninterrupted economic growth in the United States and most of the developed world, economic activity decelerated dramatically. The U.S. economy slowed significantly, particularly in the second half of the year. Growth also deteriorated in Europe and the United Kingdom, while Japan experienced a serious recession. Consequently, U.S. large cap equities fell for the second year in a row and international equity markets also dropped.

The September 11th terrorist attacks on the United States compounded the world's already serious economic difficulties. In the equity markets, the following fortnight saw a frightening fall in prices. Despite trying times following the terrorist attacks, JPMorgan Fleming Asset Management was not deterred by these events, as evidenced by our success in keeping our money market funds open during the aftermath of September 11th.

However, the economic slowdown appears to have been relatively mild and chiefly confined to the technology and telecommunications industries. Capital spending slowed dramatically in these sectors and the loss of confidence fed through to the broader economy. This was different from previous economic cycles, where central banks have normally triggered slowdowns by raising rates to curb runaway consumer spending.

The economic situation was reflected in equity markets. The worst stock price declines were in technology and telecommunications companies. Additionally, the stretched valuations of large caps meant that they had further to fall. In the United States, the technology-laden NASDAQ Index fell 29.2%, the broad-based S&P 500 Index declined 11.9% and the small cap S&P 600 actually rose 6.5%.

STRONG FINAL QUARTER

By October, equity markets began to sense a pick up in economic activity. From focusing on fear and recession, investors viewed the developed world's fiscal, monetary and military actions with increasing optimism. The Federal Reserve Board had accelerated its program of rate cuts following the September terrorist attacks, and by the year-end rates had been eased 11 times in 2001. Rates were also cut in Europe, the United Kingdom and Japan.

In the final quarter, the S&P 500 Index rose 10.7% and the MSCI EAFE Index, which tracks international markets, climbed 7.0%. At JPMorgan Fleming Asset Management, a number of our funds were well positioned for this rally. Following September's mini-crash, some portfolio managers chose to buy more of their favored stocks at exceptionally cheap prices.

OUTLOOK

We believe that the optimism expressed by markets in late 2001 is broadly justified. The decisive actions of the Fed and other central banks is likely to cause a recovery in the second half of 2002, although corporate earnings growth is unlikely to be as rapid as it was in the late 1990s. The one exception to this picture is Japan, where deep-rooted economic difficulties remain. However, equities are generally fully valued and so stock selection is more important than ever.

Finally, we would once again like to express our deep sorrow to those affected by the year's horrific terrorist attacks.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

                         JPMorgan SELECT BALANCED FUND
                             AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Balanced Fund, which invests in a combination of large U.S. stocks and fixed income securities, returned 3.59% and fell 5.21% during the two-month and one-year periods ended December 31, 2001, respectively. This compares with a return of 8.62% and loss of 11.88% from the S&P 500 Index, a loss of 2.01% and gain of 8.44% from the Lehman Aggregate Bond Index, and a return of 4.73% and loss of 3.24% from the Lipper Balanced Fund Index, all during the two-month and one-year periods, respectively.

HOW THE FUND WAS MANAGED

As U.S. economic growth faltered, securities markets had a volatile year. Large cap equity markets passed through periods of optimism and pessimism, but on balance ended the year lower as it became evident that corporate earnings would not match up to market expectations. In fixed income, low growth and muted inflation led to a rise in the broad bond market indices.

Consequently, the bond element of the Fund succeeded in offsetting some of the losses from equities. But relative to the combination of equity and bond fund indices that acts as its benchmark, the Fund underperformed. This was chiefly due to the equity portfolio's focus on large cap equities, which performed poorly in relation to mid caps.

Measured by sector, the equity portfolio's greatest underperformance relative to its benchmark index occurred in financial services. The portfolio had a bias towards banks with extensive capital markets businesses. When the extent of the bubble in information technology demand and financial assets became clear, it was the stock prices of banks with capital markets businesses that dropped the most. In technology, the equity portfolio performed relatively well through holding stocks such as IBM and Microsoft. There was also strong relative performance in the consumer discretionary sector.

The fixed-income portfolio began the year with a long duration position in the expectation that interest rates would drift lower as the economic slowdown broadened. This was scaled back to a neutral position during the summer when the U.S. economy seemed to moderate in response to Fed easing, a $60 billion tax cut, and resilient consumer confidence. Following the September 11th terrorist attacks, there was relatively little change in the equity portfolio. However, the fixed-income portfolio extended duration in the short maturities and ended the period in a long duration position, concentrated in the very short end of the yield curve.

LOOKING AHEAD

The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from autumn levels. However, other economic statistics continue to reveal a fragile economy. Continued support from monetary policy over the coming months as well as a return of investor confidence, will be crucial in enabling the economy to begin a self-sustaining recovery.

                                   (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Residential Mortgage Backed Securities                      13.9%
Finance                                                     11.3%
U.S. Government Agency Securities                            9.4%
Pharmaceuticals                                              7.7%
Retail                                                       5.3%
Telecommunications                                           5.1%
Cash Equivalents & Short Term Paper                          4.7%
Industrial Cyclical                                          4.7%
Consumer Cyclical                                            4.5%
Energy                                                       3.9%
Software & Services                                          3.8%
Asset Backed Securities                                      3.7%
Semiconductors                                               3.5%
Consumer Staples                                             3.5%
Consumer Services                                            3.0%
Systems Hardware                                             2.7%
Commercial Mortgage Backed Securities                        2.3%
Insurance                                                    1.8%
Utilities                                                    1.4%
Health Services & Systems                                    1.4%
Basic Materials                                              0.9%
Network Technology                                           0.8%
U.S. Treasury Securities                                     0.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (2.4%) Develops, manufactures, licenses, sells and supports software products.

2. GENERAL ELECTRIC CO. (2.2%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. CITIGROUP, INC. (1.9%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. PFIZER, INC. (1.8%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

5. INTERNATIONAL BUSINESS MACHINES CORP. (1.7%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

6. WAL-MART STORES, INC. (1.6%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

7. EXXON MOBIL CORP. (1.6%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration of oil and gas, electric power generation and coal and minerals operations.

8. INTEL CORP. (1.6%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

9. FANNIE MAE (1.3%) Buys and holds mortgages and issues and sells guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans.

10. BEST BUY CO., INC. (1.2%) Retails consumer electronics, personal computers, software and appliances through its Best Buy retail stores, as well as its web site. The Company also retails pre-recorded home entertainment products through retail stores operating under the names Sam Goody, Suncoast, Media Play and On Cue.



TOP 10 EQUITY HOLDINGS COMPRISED 17.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($66,100, IN THOUSANDS). AS OF DECEMBER 31, 2001, THE FUND HELD 72 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                   (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
Select Balanced       -5.21%       0.01%       7.32%      8.28%

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

[CHART]

                      JPMORGAN SELECT          S&P 500             LEHMAN AGGREGATE       LIPPER BALANCED
                       BALANCED FUND            INDEX                 BOND INDEX           FUNDS INDEX
12/31/1991              $5,000,000            $5,000,000              $5,000,000           $5,000,000
 1/31/1992              $4,894,500            $4,907,000              $4,932,000           $4,958,000
 2/29/1992              $4,961,555            $4,970,300              $4,964,058           $5,017,496
 3/31/1992              $4,922,855            $4,873,876              $4,936,259           $4,941,230
 4/30/1992              $5,009,004            $5,016,681              $4,971,800           $4,994,595
 5/31/1992              $5,076,125            $5,041,263              $5,065,767           $5,059,525
 6/30/1992              $5,074,602            $4,966,148              $5,135,675           $5,020,567
 7/31/1992              $5,232,422            $5,168,767              $5,240,443           $5,168,171
 8/31/1992              $5,223,527            $5,063,324              $5,293,371           $5,120,107
 9/30/1992              $5,298,746            $5,123,071              $5,356,362           $5,178,989
10/31/1992              $5,257,416            $5,140,490              $5,285,123           $5,179,507
11/30/1992              $5,330,494            $5,315,266              $5,287,237           $5,297,599
12/31/1992              $5,385,931            $5,380,644              $5,370,246           $5,373,355
 1/31/1993              $5,428,480            $5,425,841              $5,473,355           $5,445,358
 2/28/1993              $5,502,307            $5,499,633              $5,569,139           $5,512,336
 3/31/1993              $5,579,890            $5,615,675              $5,592,529           $5,625,890
 4/30/1993              $5,546,968            $5,479,776              $5,631,677           $5,583,133
 5/31/1993              $5,592,454            $5,626,086              $5,638,998           $5,680,838
 6/30/1993              $5,630,482            $5,642,401              $5,760,237           $5,741,055
 7/31/1993              $5,646,248            $5,619,832              $5,793,070           $5,764,019
 8/31/1993              $5,819,587            $5,832,824              $5,894,449           $5,938,092
 9/30/1993              $5,803,875            $5,787,911              $5,910,364           $5,950,562
10/31/1993              $5,824,188            $5,907,721              $5,932,232           $6,011,853
11/30/1993              $5,746,144            $5,851,597              $5,881,808           $5,915,664
12/31/1993              $5,762,808            $5,922,402              $5,913,570           $6,015,047
 1/31/1994              $5,899,963            $6,123,763              $5,993,403           $6,172,641
 2/28/1994              $5,737,124            $5,957,809              $5,889,118           $6,051,657
 3/31/1994              $5,512,802            $5,698,644              $5,743,657           $5,831,982
 4/30/1994              $5,508,392            $5,771,587              $5,697,707           $5,844,812
 5/31/1994              $5,548,603            $5,865,664              $5,697,138           $5,889,817
 6/30/1994              $5,450,948            $5,721,955              $5,684,604           $5,787,335
 7/31/1994              $5,581,225            $5,909,635              $5,797,727           $5,918,128
 8/31/1994              $5,675,548            $6,151,339              $5,804,685           $6,066,082
 9/30/1994              $5,564,875            $6,001,247              $5,719,356           $5,956,892
10/31/1994              $5,591,586            $6,135,675              $5,714,208           $5,975,359
11/30/1994              $5,520,014            $5,912,336              $5,701,637           $5,836,133
12/31/1994              $5,566,382            $5,999,839              $5,740,978           $5,892,160
 1/31/1995              $5,717,231            $6,155,235              $5,854,650           $5,965,222
 2/28/1995              $5,897,324            $6,394,673              $5,993,990           $6,138,810
 3/31/1995              $6,004,655            $6,583,316              $6,030,554           $6,247,467
 4/30/1995              $6,115,141            $6,776,866              $6,114,982           $6,364,920
 5/31/1995              $6,352,408            $7,047,262              $6,351,631           $6,568,597
 6/30/1995              $6,430,543            $7,210,759              $6,397,998           $6,684,861
 7/31/1995              $6,496,777            $7,449,435              $6,383,923           $6,825,912
 8/31/1995              $6,525,363            $7,468,059              $6,461,168           $6,879,154
 9/30/1995              $6,716,556            $7,783,211              $6,523,841           $7,043,566
10/31/1995              $6,749,468            $7,755,191              $6,608,651           $7,025,957
11/30/1995              $6,951,952            $8,094,869              $6,707,781           $7,244,464
12/31/1995              $7,122,970            $8,251,099              $6,801,690           $7,358,202
 1/31/1996              $7,258,306            $8,531,637              $6,846,581           $7,491,386
 2/29/1996              $7,166,126            $8,610,981              $6,727,451           $7,495,131
 3/31/1996              $7,161,109            $8,693,647              $6,680,359           $7,523,613
 4/30/1996              $7,167,554            $8,821,443              $6,642,949           $7,573,269
 5/31/1996              $7,221,311            $9,048,154              $6,629,663           $7,650,516
 6/30/1996              $7,286,303            $9,082,537              $6,718,500           $7,675,763
 7/31/1996              $7,120,904            $8,681,089              $6,736,640           $7,478,496
 8/31/1996              $7,136,570            $8,864,260              $6,725,188           $7,596,656
 9/30/1996              $7,350,667            $9,362,431              $6,842,206           $7,878,492
10/31/1996              $7,543,254            $9,620,835              $6,994,103           $8,045,516
11/30/1996              $7,912,874           $10,347,208              $7,113,702           $8,420,437
12/31/1996              $7,780,729           $10,142,333              $7,047,545           $8,319,392
 1/31/1997              $7,930,119           $10,775,214              $7,069,392           $8,576,461
 2/28/1997              $7,926,154           $10,860,339              $7,087,066           $8,608,194
 3/31/1997              $7,733,548           $10,415,065              $7,008,399           $8,357,695
 4/30/1997              $7,997,262           $11,035,803              $7,113,525           $8,609,262
 5/31/1997              $8,309,955           $11,710,090              $7,181,104           $8,962,242
 6/30/1997              $8,589,169           $12,231,189              $7,266,559           $9,258,892
 7/31/1997              $9,023,781           $13,203,569              $7,462,756           $9,786,649
 8/31/1997              $8,745,849           $12,464,169              $7,399,323           $9,476,412
 9/30/1997              $9,019,594           $13,145,959              $7,508,093           $9,854,521
10/31/1997              $8,978,104           $12,706,884              $7,616,960           $9,675,168
11/30/1997              $9,179,213           $13,295,213              $7,651,998           $9,853,191
12/31/1997              $9,275,595           $13,523,890              $7,729,283          $10,008,872
 1/31/1998              $9,318,263           $13,672,653              $7,828,218          $10,079,935
 2/28/1998              $9,661,175           $14,658,451              $7,821,955          $10,480,108
 3/31/1998             $10,032,164           $15,408,964              $7,848,550          $10,800,800
 4/30/1998             $10,133,489           $15,566,135              $7,889,362          $10,876,405
 5/31/1998             $10,023,034           $15,298,398              $7,964,311          $10,766,554
 6/30/1998             $10,241,536           $15,919,513              $8,032,008          $10,964,658
 7/31/1998             $10,121,710           $15,750,766              $8,048,875          $10,836,372
 8/31/1998              $9,347,399           $13,474,780              $8,180,072           $9,902,276
 9/30/1998              $9,897,026           $14,338,514              $8,371,486          $10,330,055
10/31/1998             $10,261,237           $15,502,801              $8,327,117          $10,716,399
11/30/1998             $10,629,615           $16,442,271              $8,374,581          $11,108,619
12/31/1998             $11,074,996           $17,389,346              $8,399,705          $11,518,527
 1/31/1999             $11,284,314           $18,116,220              $8,459,343          $11,702,823
 2/28/1999             $11,098,122           $17,552,806              $8,311,304          $11,421,956
 3/31/1999             $11,311,206           $18,254,918              $8,357,017          $11,704,078
 4/30/1999             $11,558,922           $18,961,383              $8,383,759          $12,087,972
 5/31/1999             $11,444,489           $18,513,895              $8,309,982          $11,901,817
 6/30/1999             $11,767,223           $19,541,416              $8,283,390          $12,230,307
 7/31/1999             $11,626,016           $18,931,724              $8,247,771          $12,001,600
 8/31/1999             $11,417,911           $18,837,065              $8,243,648          $11,875,584
 9/30/1999             $11,406,493           $18,320,929              $8,339,274          $11,723,576
10/31/1999             $11,625,497           $19,480,644              $8,370,129          $12,063,560
11/30/1999             $11,668,512           $19,876,101              $8,369,292          $12,193,846
12/31/1999             $12,096,746           $21,044,816              $8,329,120          $12,554,784
 1/31/2000             $11,781,021           $19,988,366              $8,301,634          $12,239,659
 2/29/2000             $11,782,199           $19,610,586              $8,402,083          $12,210,284
 3/31/2000             $12,517,408           $21,528,502              $8,512,991          $12,929,470
 4/30/2000             $12,238,270           $20,880,494              $8,488,303          $12,692,860
 5/31/2000             $11,898,046           $20,452,444              $8,484,059          $12,573,547
 6/30/2000             $12,318,047           $20,955,574              $8,660,527          $12,774,724
 7/31/2000             $12,340,220           $20,628,667              $8,739,338          $12,740,232
 8/31/2000             $12,788,170           $21,909,707              $8,866,059          $13,308,447
 9/30/2000             $12,306,056           $20,752,874              $8,921,915          $13,028,969
10/31/2000             $12,245,756           $20,665,712              $8,980,799          $13,017,243
11/30/2000             $11,655,511           $19,037,254              $9,128,085          $12,544,717
12/31/2000             $11,688,146           $19,130,537              $9,297,867          $12,857,081
 1/31/2001             $11,919,571           $19,809,671              $9,450,352          $13,129,651
 2/28/2001             $11,256,843           $18,005,010              $9,532,570          $12,620,220
 3/31/2001             $10,812,198           $16,865,293              $9,580,233          $12,212,587
 4/30/2001             $11,329,021           $18,174,039              $9,539,996          $12,725,516
 5/31/2001             $11,335,818           $18,295,805              $9,597,236          $12,838,773
 6/30/2001             $11,147,644           $17,851,217              $9,633,705          $12,642,340
 7/31/2001             $11,205,612           $17,676,275              $9,849,500          $12,633,490
 8/31/2001             $10,799,968           $16,571,508              $9,962,770          $12,273,436
 9/30/2001             $10,421,970           $15,234,188             $10,079,334          $11,683,084
10/31/2001             $10,693,983           $15,525,161             $10,289,992          $11,878,191
11/30/2001             $11,050,093           $16,715,940             $10,147,990          $12,350,943
12/31/2001             $11,075,138           $16,863,041             $10,083,043          $12,439,870

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 12/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

Chart illustrates comparative performance of $5,000,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lehman Aggregate Bond Index consists of the Lehman Gov't./Credit Index and the Mortgage-backed Securities Index. The Lipper Balanced Funds Index represents the performance of the 30 largest balanced funds. Investors cannot invest directly in an index.

                                   (UNAUDITED)

                       JPMorgan SELECT EQUITY INCOME FUND
                             AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Equity Income Fund, which invests in the income oriented stocks of large U.S. companies, returned 7.20% and fell 12.29% for the two-month and one-year periods ended December 31, 2001, respectively. This compares with an increase of 8.62% and a loss of 11.88% for the S&P 500 Index during the two-month and one-year periods, respectively.

HOW THE FUND WAS MANAGED

In a year when large cap equity prices fell, cyclical stocks that stood to benefit most from economic recovery declined the least. This phenomenon was most acute during January, when the Federal Reserve took the unusual step of making two 50 basis point rate cuts in a single month. Cyclical stocks soared during the month, while the high quality income-generating stocks in which this Fund invests were left behind. In this environment, the Fund underperformed the S&P 500 Index for the calendar year.

From a sector perspective, the greatest variations between the Fund's performance and that of the S&P 500 occurred in the technology and financial sectors. The Fund outperformed the index in technology but underperformed in financials.

In technology, the Fund's conservative mandate limited losses. Not only was the Fund underweight in technology over the 12 months, but also it avoided some of the initially more highly priced stocks. As equity prices retreated, it was precisely these names that fell the most. So the Fund did not own JDS Uniphase, where the stock price dropped by more than 75%.

It also avoided Sun Microsystems and had a low weighting in Cisco Systems. It did, however, own IBM, which proved exceptionally resilient. IBM was never one of the glamour stocks and is cushioned from the weak economy by its established services business.

In the financial sector, the Fund was unfortunately overweight in banks with exposures to falling capital markets, and underweight in regional banks where declining interest rates propped up stock prices. American Express, which has a large mutual fund operation, was a major negative holding. By contrast, the Fund was underweight in Bank of America, where falling rates should lead to increased margins.

One period of the year in which the Fund's holdings performed relatively well compared with cyclical stocks was the immediate aftermath of September 11th when investors sought safe haven stocks.

LOOKING AHEAD

The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from autumn levels. However, other economic statistics continue to reveal a fragile economy. Continued support from monetary policy over the coming months will be crucial in enabling the economy to begin a self-sustaining recovery. Additionally, a return fo investor confidence is key to building a strong market.

                                   (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Pharmaceuticals                                           15.4%
Finance                                                   11.7%
Industrial Cyclical                                        9.7%
Telecommunications                                         7.8%
Retail                                                     7.2%
Consumer Cyclical                                          7.2%
Energy                                                     7.0%
Consumer Staples                                           6.8%
Systems Hardware                                           4.8%
Semiconductors                                             4.8%
Software & Services                                        4.8%
Insurance                                                  3.7%
Utilities                                                  3.6%
Basic Materials                                            3.0%
Cash Equivalents & Short Term Paper                        1.2%
Network Technology                                         0.8%
Consumer Services                                          0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CITIGROUP, INC. (4.4%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

2. GENERAL ELECTRIC CO. (4.1%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. INTERNATIONAL BUSINESS MACHINES CORP. (4.1%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

4. AMERICAN INTERNATIONAL GROUP, INC. (3.7%) Writes property, casualty and life insurance and provides a variety of insurance and insurance-related services through its subsidiaries in United States and overseas.

5. MICROSOFT CORP. (3.3%) Develops, manufactures, licenses, sells and supports software products.

6. INTEL CORP. (3.0%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

7. VERIZON COMMUNICATIONS, INC. (2.9%) Provides wireline voice and data services, wireless services, Internet services and published directory information. The Company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and payphones. Verizon has operations worldwide.

8. PFIZER, INC. (2.9%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

9. WAL-MART STORES, INC. (2.9%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

10. SBC COMMUNICATIONS, INC. (2.8%) Provides communications services in the United States and in other countries. The Company provides local and long-distance phone service, wireless and data communications, paging, Internet access, messaging, cable and satellite television, security services and telecommunications equipment.

TOP 10 EQUITY HOLDINGS COMPRISED 34.1% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($416,675, IN THOUSANDS). AS OF DECEMBER 31, 2001, THE FUND HELD 60 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                   (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                           1 YEAR      3 YEARS     5 YEARS    10 YEARS
Select Equity Income       -12.29%     -4.21%       5.24%     10.08%

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

[CHART]

                    JPMORGAN SELECT EQUITY      S&P 500         RUSSELL 1000         LIPPER EQUITY INCOME
                          INCOME FUND            INDEX          VALUE INDEX               FUNDS INDEX
12/31/1991                $5,000,000           $5,000,000        $5,000,000                $5,000,000
 1/31/1992                $5,089,500           $4,907,000        $5,007,900                $4,984,000
 2/29/1992                $5,229,461           $4,970,300        $5,130,493                $5,048,294
 3/31/1992                $5,142,129           $4,873,876        $5,056,101                $4,981,151
 4/30/1992                $5,180,695           $5,016,681        $5,273,817                $5,111,159
 5/31/1992                $5,206,599           $5,041,263        $5,300,133                $5,163,293
 6/30/1992                $5,033,219           $4,966,148        $5,267,113                $5,119,405
 7/31/1992                $5,246,627           $5,168,767        $5,470,529                $5,292,441
 8/31/1992                $5,103,395           $5,063,324        $5,303,186                $5,226,286
 9/30/1992                $5,203,931           $5,123,071        $5,376,582                $5,267,573
10/31/1992                $5,315,296           $5,140,490        $5,381,582                $5,255,985
11/30/1992                $5,609,763           $5,315,266        $5,558,152                $5,383,179
12/31/1992                $5,704,568           $5,380,644        $5,690,547                $5,487,075
 1/31/1993                $5,846,612           $5,425,841        $5,855,801                $5,575,965
 2/28/1993                $5,885,784           $5,499,633        $6,062,042                $5,689,157
 3/31/1993                $6,131,810           $5,615,675        $6,240,690                $5,863,815
 4/30/1993                $6,016,532           $5,479,776        $6,160,747                $5,816,318
 5/31/1993                $6,254,185           $5,626,086        $6,284,578                $5,905,307
 6/30/1993                $6,294,211           $5,642,401        $6,423,153                $5,969,085
 7/31/1993                $6,224,975           $5,619,832        $6,494,964                $6,017,434
 8/31/1993                $6,454,054           $5,832,824        $6,729,497                $6,220,824
 9/30/1993                $6,536,666           $5,787,911        $6,740,197                $6,225,800
10/31/1993                $6,545,164           $5,907,721        $6,735,546                $6,302,378
11/30/1993                $6,354,045           $5,851,597        $6,596,524                $6,191,456
12/31/1993                $6,463,335           $5,922,402        $6,721,858                $6,302,902
 1/31/1994                $6,650,125           $6,123,763        $6,976,214                $6,499,552
 2/28/1994                $6,513,797           $5,957,809        $6,737,627                $6,338,364
 3/31/1994                $6,205,695           $5,698,644        $6,486,987                $6,084,829
 4/30/1994                $6,259,064           $5,771,587        $6,611,408                $6,164,540
 5/31/1994                $6,325,410           $5,865,664        $6,687,571                $6,234,816
 6/30/1994                $6,187,516           $5,721,955        $6,527,404                $6,143,164
 7/31/1994                $6,346,535           $5,909,635        $6,730,471                $6,316,401
 8/31/1994                $6,567,394           $6,151,339        $6,923,838                $6,526,738
 9/30/1994                $6,409,120           $6,001,247        $6,694,036                $6,403,382
10/31/1994                $6,464,239           $6,135,675        $6,787,350                $6,437,961
11/30/1994                $6,183,691           $5,912,336        $6,513,142                $6,197,181
12/31/1994                $6,231,923           $5,999,839        $6,587,978                $6,244,899
 1/31/1995                $6,253,112           $6,155,235        $6,790,755                $6,356,683
 2/28/1995                $6,565,142           $6,394,673        $7,059,262                $6,561,368
 3/31/1995                $6,771,944           $6,583,316        $7,214,142                $6,716,216
 4/30/1995                $6,947,338           $6,776,866        $7,442,109                $6,877,405
 5/31/1995                $7,219,673           $7,047,262        $7,755,347                $7,088,542
 6/30/1995                $7,437,707           $7,210,759        $7,860,432                $7,182,819
 7/31/1995                $7,779,842           $7,449,435        $8,134,054                $7,379,629
 8/31/1995                $7,836,635           $7,468,059        $8,248,988                $7,470,398
 9/30/1995                $7,961,237           $7,783,211        $8,547,272                $7,702,727
10/31/1995                $7,811,566           $7,755,191        $8,462,397                $7,593,349
11/30/1995                $8,160,743           $8,094,869        $8,891,018                $7,913,029
12/31/1995                $8,262,752           $8,251,099        $9,114,449                $8,108,481
 1/31/1996                $8,544,512           $8,531,637        $9,398,455                $8,294,165
 2/29/1996                $8,664,135           $8,610,981        $9,469,507                $8,354,712
 3/31/1996                $8,831,353           $8,693,647        $9,630,489                $8,459,982
 4/30/1996                $8,865,795           $8,821,443        $9,667,470                $8,537,813
 5/31/1996                $8,981,051           $9,048,154        $9,788,314                $8,664,173
 6/30/1996                $9,030,447           $9,082,537        $9,796,340                $8,677,169
 7/31/1996                $8,745,084           $8,681,089        $9,426,136                $8,393,426
 8/31/1996                $8,966,335           $8,864,260        $9,695,724                $8,583,117
 9/30/1996                $9,315,126           $9,362,431       $10,081,129                $8,898,976
10/31/1996                $9,582,470           $9,620,835       $10,470,865                $9,108,992
11/30/1996               $10,183,290          $10,347,208       $11,230,108                $9,629,115
12/31/1996               $10,121,172          $10,142,333       $11,086,812                $9,567,489
 1/31/1997               $10,668,728          $10,775,214       $11,624,300                $9,917,659
 2/28/1997               $10,794,619          $10,860,339       $11,795,061               $10,054,523
 3/31/1997               $10,435,158          $10,415,065       $11,370,911                $9,728,756
 4/30/1997               $10,780,562          $11,035,803       $11,848,603               $10,018,673
 5/31/1997               $11,369,180          $11,710,090       $12,510,466               $10,595,749
 6/30/1997               $11,870,561          $12,231,189       $13,047,165               $10,996,268
 7/31/1997               $12,498,514          $13,203,569       $14,028,703               $11,658,243
 8/31/1997               $12,066,065          $12,464,169       $13,528,860               $11,285,179
 9/30/1997               $12,799,682          $13,145,959       $14,346,544               $11,857,338
10/31/1997               $12,527,049          $12,706,884       $13,945,702               $11,509,918
11/30/1997               $12,947,958          $13,295,213       $14,562,241               $11,892,047
12/31/1997               $13,285,899          $13,523,890       $14,987,313               $12,166,754
 1/31/1998               $13,236,742          $13,672,653       $14,775,243               $12,161,887
 2/28/1998               $13,670,907          $14,658,451       $15,769,912               $12,818,629
 3/31/1998               $14,391,364          $15,408,964       $16,734,400               $13,399,313
 4/30/1998               $14,241,693          $15,566,135       $16,846,353               $13,392,613
 5/31/1998               $14,104,973          $15,298,398       $16,596,522               $13,227,884
 6/30/1998               $14,151,520          $15,919,513       $16,809,289               $13,335,030
 7/31/1998               $13,698,671          $15,750,766       $16,512,605               $12,990,986
 8/31/1998               $11,893,186          $13,474,780       $14,055,199               $11,424,273
 9/30/1998               $12,719,763          $14,338,514       $14,861,968               $12,011,481
10/31/1998               $13,480,404          $15,502,801       $16,013,176               $12,721,359
11/30/1998               $13,985,919          $16,442,271       $16,759,230               $13,259,473
12/31/1998               $14,862,837          $17,389,346       $17,329,714               $13,598,915
 1/31/1999               $14,972,822          $18,116,220       $17,468,178               $13,581,237
 2/28/1999               $14,534,118          $17,552,806       $17,221,702               $13,329,984
 3/31/1999               $14,654,751          $18,254,918       $17,578,019               $13,611,246
 4/30/1999               $15,528,174          $18,961,383       $19,219,806               $14,577,645
 5/31/1999               $15,211,400          $18,513,895       $19,008,580               $14,373,558
 6/30/1999               $15,710,333          $19,541,416       $19,560,400               $14,826,325
 7/31/1999               $15,243,737          $18,931,724       $18,987,671               $14,451,219
 8/31/1999               $14,704,108          $18,837,065       $18,283,039               $14,114,506
 9/30/1999               $14,339,446          $18,320,929       $17,644,046               $13,614,852
10/31/1999               $14,581,783          $19,480,644       $18,659,638               $14,073,673
11/30/1999               $14,756,764          $19,876,101       $18,513,719               $13,994,860
12/31/1999               $15,242,262          $21,044,816       $18,603,141               $14,168,396
 1/31/2000               $14,850,536          $19,988,366       $17,996,306               $13,631,414
 2/29/2000               $14,468,877          $19,610,586       $16,659,181               $12,863,965
 3/31/2000               $15,805,801          $21,528,502       $18,691,767               $14,053,882
 4/30/2000               $15,612,971          $20,880,494       $18,474,195               $13,947,073
 5/31/2000               $15,341,305          $20,452,444       $18,668,913               $14,157,674
 6/30/2000               $15,643,529          $20,955,574       $17,815,744               $13,853,284
 7/31/2000               $15,404,183          $20,628,667       $18,038,797               $13,933,633
 8/31/2000               $16,237,549          $21,909,707       $19,042,476               $14,750,143
 9/30/2000               $15,450,028          $20,752,874       $19,216,905               $14,717,693
10/31/2000               $15,505,648          $20,665,712       $19,688,872               $15,026,765
11/30/2000               $14,690,051          $19,037,254       $18,958,021               $14,497,823
12/31/2000               $14,889,835          $19,130,537       $19,907,818               $15,224,163
 1/31/2001               $14,873,457          $19,809,671       $19,984,463               $15,350,524
 2/28/2001               $13,842,726          $18,005,010       $19,428,695               $14,837,817
 3/31/2001               $13,084,145          $16,865,293       $18,742,085               $14,294,752
 4/30/2001               $14,040,596          $18,174,039       $19,661,197               $15,036,650
 5/31/2001               $14,077,101          $18,295,805       $20,102,787               $15,298,288
 6/30/2001               $13,570,326          $17,851,217       $19,656,907               $14,918,890
 7/31/2001               $13,615,108          $17,676,275       $19,615,038               $14,902,480
 8/31/2001               $12,792,755          $16,571,508       $18,829,260               $14,410,698
 9/30/2001               $12,012,397          $15,234,188       $17,504,056               $13,417,801
10/31/2001               $12,181,772          $15,525,161       $17,353,346               $13,486,231
11/30/2001               $12,955,314          $16,715,940       $18,362,270               $14,182,121
12/31/2001               $13,065,285          $16,863,041       $18,794,701               $14,431,726

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 12/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

Chart illustrates comparative performance of $5,000,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Russell 1000(R) Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Equity Income Funds Index represents the 30 largest funds that invest in equity income stocks. Investors cannot invest directly in an index.

                                   (UNAUDITED)

                     JPMorgan SELECT LARGE CAP EQUITY FUND
                             AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Large Cap Equity Fund, which invests in large U.S. stocks with attractive fundamentals, returned 8.05% and fell 12.98% during the two-month and one-year periods ended December 31, 2001, respectively. This compares with a return of 8.62% and loss of 11.88% for the S&P 500 Index during the two-month and one-year periods, respectively.

HOW THE FUND WAS MANAGED

In a year that was not suited to its investment style, the Fund underperformed its S&P 500 Index benchmark. Large cap stock prices fell because disappointing reported earnings showed that their high valuations could no longer be justified. Mid cap stocks, by contrast, kept their value because they had never reached such exalted valuations. In this environment, the Fund suffered from having a greater large cap bias than the S&P 500.

Measured by sector, the Fund's greatest underperformance of its benchmark occurred in the financial services sector. Throughout the year the portfolio chiefly owned financial services companies with extensive capital markets and asset management businesses. By contrast, it tended not to own regional banks, which had appeared to have lower growth businesses. When the extent of the bubble in information-technology demand and financial assets became clear, it was the banks with capital markets and asset management businesses that dropped the most. But regional bank stock prices performed well, supported by falling interest rates.

Fund holdings with substantial capital markets businesses included AIG, Merrill Lynch, and Morgan Stanley Dean Witter. However, the Fund's underperformance in financials could have been worse if it had not sold its holdings in Charles Schwab and American Express early in the year.

From a positive perspective, there was strong relative performance in the consumer discretionary sector. This reflected both the buoyancy of consumer spending, and considerable optimism in the fourth quarter that the economy would recover in mid 2002. Holdings included the discount retailers Best Buy, Target and Wal-Mart Stores, as well as Tricon Global Restaurants.

LOOKING AHEAD

The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from autumn levels. However, other economic statistics continue to reveal a fragile economy. Continued support from monetary policy over the coming months will be crucial in enabling the economy to begin a self-sustaining recovery. Additionally, a return of investor confidence will be key in building a strong market.

                                   (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                                         14.5%
Pharmaceuticals                                 12.3%
Retail                                           8.8%
Industrial Cyclical                              7.4%
Software & Services                              6.4%
Energy                                           6.0%
Semiconductors                                   6.0%
Consumer Staples                                 5.4%
Consumer Cyclical                                5.4%
Telecommunications                               5.2%
Cash Equivalents & Short Term Paper              4.7%
Consumer Services                                4.4%
Systems Hardware                                 3.5%
Insurance                                        3.0%
Health Services & Systems                        2.3%
Utilities                                        1.9%
Basic Materials                                  1.4%
Network Technology                               1.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (4.1%) Develops, manufactures, licenses, sells and supports software products.

2. GENERAL ELECTRIC CO. (3.6%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. CITIGROUP, INC. (3.2%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking, cash management products and services around the world.

4. PFIZER, INC. (3.1%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

5. INTERNATIONAL BUSINESS MACHINES CORP. (2.9%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

6. WAL-MART STORES, INC. (2.7%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

7. EXXON MOBIL CORP. (2.7%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations. Also manufactures and markets fuels, lubes and chemicals.

8. INTEL CORP. (2.7%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

9. FANNIE MAE (2.1%) Buys and holds mortgages and issues and sells guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans.

10. BEST BUY CO., INC. (2.1%) Retails consumer electronics, personal computers, software and appliances through its Best Buy retail stores, as well as its web site. The Company also retails pre-recorded home entertainment products through retail stores operating under the names Sam Goody, Suncoast, Media Play and On Cue.


TOP 10 EQUITY HOLDINGS COMPRISED 29.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($232,020, IN THOUSANDS). AS OF DECEMBER 31, 2001, THE FUND HELD 72 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                   (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR    3 YEARS   5 YEARS    10 YEARS
Select Large Cap Equity     -12.98%     -3.58%     8.24%      9.83%

10-YEAR PERFORMANCE (12/31/91) TO (12/31/01)

[CHART]

                        JPMORGAN
                     SELECT LARGE CAP       S&P 500             LIPPER LARGE-CAP CORE
                        EQUITY FUND          INDEX                   FUNDS INDEX
12/31/1991              $5,000,000         $5,000,000                $5,000,000
 1/31/1992              $4,877,500         $4,907,000                $4,977,500
 2/29/1992              $4,900,912         $4,970,300                $5,068,091
 3/31/1992              $4,780,350         $4,873,876                $4,956,086
 4/30/1992              $4,856,357         $5,016,681                $5,007,629
 5/31/1992              $4,896,179         $5,041,263                $5,032,667
 6/30/1992              $4,794,339         $4,966,148                $4,927,988
 7/31/1992              $5,003,372         $5,168,767                $5,097,510
 8/31/1992              $4,913,311         $5,063,324                $5,005,755
 9/30/1992              $4,972,762         $5,123,071                $5,064,823
10/31/1992              $5,013,539         $5,140,490                $5,107,874
11/30/1992              $5,180,490         $5,315,266                $5,316,275
12/31/1992              $5,229,704         $5,380,644                $5,385,387
 1/31/1993              $5,221,337         $5,425,841                $5,449,473
 2/28/1993              $5,235,435         $5,499,633                $5,465,822
 3/31/1993              $5,356,373         $5,615,675                $5,613,399
 4/30/1993              $5,216,036         $5,479,776                $5,508,428
 5/31/1993              $5,334,440         $5,626,086                $5,651,096
 6/30/1993              $5,348,310         $5,642,401                $5,681,047
 7/31/1993              $5,313,546         $5,619,832                $5,659,459
 8/31/1993              $5,495,269         $5,832,824                $5,868,293
 9/30/1993              $5,460,649         $5,787,911                $5,868,293
10/31/1993              $5,564,401         $5,907,721                $5,959,252
11/30/1993              $5,531,571         $5,851,597                $5,865,096
12/31/1993              $5,643,862         $5,922,402                $5,999,406
 1/31/1994              $5,856,071         $6,123,763                $6,192,587
 2/28/1994              $5,688,588         $5,957,809                $6,076,167
 3/31/1994              $5,439,427         $5,698,644                $5,796,663
 4/30/1994              $5,494,910         $5,771,587                $5,852,311
 5/31/1994              $5,564,695         $5,865,664                $5,898,544
 6/30/1994              $5,446,723         $5,721,955                $5,742,823
 7/31/1994              $5,576,900         $5,909,635                $5,915,107
 8/31/1994              $5,790,495         $6,151,339                $6,126,277
 9/30/1994              $5,624,308         $6,001,247                $5,997,625
10/31/1994              $5,732,295         $6,135,675                $6,094,187
11/30/1994              $5,530,518         $5,912,336                $5,879,671
12/31/1994              $5,562,042         $5,999,839                $5,934,352
 1/31/1995              $5,622,668         $6,155,235                $6,038,797
 2/28/1995              $5,864,443         $6,394,673                $6,246,531
 3/31/1995              $6,016,919         $6,583,316                $6,402,070
 4/30/1995              $6,111,986         $6,776,866                $6,542,916
 5/31/1995              $6,334,462         $7,047,262                $6,754,252
 6/30/1995              $6,480,788         $7,210,759                $6,931,889
 7/31/1995              $6,751,685         $7,449,435                $7,168,266
 8/31/1995              $6,795,571         $7,468,059                $7,179,018
 9/30/1995              $6,931,483         $7,783,211                $7,447,514
10/31/1995              $6,817,113         $7,755,191                $7,413,255
11/30/1995              $7,104,114         $8,094,869                $7,703,113
12/31/1995              $7,180,838         $8,251,099                $7,819,430
 1/31/1996              $7,404,162         $8,531,637                $8,049,322
 2/29/1996              $7,541,139         $8,610,981                $8,147,523
 3/31/1996              $7,710,061         $8,693,647                $8,221,666
 4/30/1996              $7,794,100         $8,821,443                $8,340,880
 5/31/1996              $7,928,938         $9,048,154                $8,506,863
 6/30/1996              $7,897,222         $9,082,537                $8,518,773
 7/31/1996              $7,552,114         $8,681,089                $8,170,355
 8/31/1996              $7,766,594         $8,864,260                $8,355,822
 9/30/1996              $8,149,487         $9,362,431                $8,788,654
10/31/1996              $8,282,323         $9,620,835                $8,963,548
11/30/1996              $8,852,976        $10,347,208                $9,544,386
12/31/1996              $8,772,413        $10,142,333                $9,368,769
 1/31/1997              $9,183,840        $10,775,214                $9,881,241
 2/28/1997              $9,203,126        $10,860,339                $9,869,383
 3/31/1997              $8,803,710        $10,415,065                $9,446,974
 4/30/1997              $9,270,307        $11,035,803                $9,970,336
 5/31/1997              $9,837,649        $11,710,090               $10,575,536
 6/30/1997             $10,188,854        $12,231,189               $11,034,514
 7/31/1997             $11,077,322        $13,203,569               $11,906,240
 8/31/1997             $10,638,660        $12,464,169               $11,300,213
 9/30/1997             $11,135,485        $13,145,959               $11,882,174
10/31/1997             $10,911,662        $12,706,884               $11,516,203
11/30/1997             $11,294,661        $13,295,213               $11,892,783
12/31/1997             $11,569,121        $13,523,890               $12,109,231
 1/31/1998             $11,526,316        $13,672,653               $12,229,113
 2/28/1998             $12,371,195        $14,658,451               $13,096,157
 3/31/1998             $12,956,352        $15,408,964               $13,744,417
 4/30/1998             $13,094,985        $15,566,135               $13,883,235
 5/31/1998             $12,827,847        $15,298,398               $13,645,832
 6/30/1998             $13,221,662        $15,919,513               $14,294,009
 7/31/1998             $12,957,229        $15,750,766               $14,178,227
 8/31/1998             $10,976,069        $13,474,780               $12,055,747
 9/30/1998             $11,864,033        $14,338,514               $12,654,917
10/31/1998             $12,722,989        $15,502,801               $13,604,036
11/30/1998             $13,268,805        $16,442,271               $14,413,476
12/31/1998             $14,249,370        $17,389,346               $15,370,531
 1/31/1999             $14,654,052        $18,116,220               $15,908,500
 2/28/1999             $14,092,801        $17,552,806               $15,416,927
 3/31/1999             $14,538,134        $18,254,918               $16,036,688
 4/30/1999             $15,346,454        $18,961,383               $16,466,471
 5/31/1999             $15,240,564        $18,513,895               $16,030,109
 6/30/1999             $15,825,801        $19,541,416               $16,924,589
 7/31/1999             $15,275,063        $18,931,724               $16,428,699
 8/31/1999             $14,877,912        $18,837,065               $16,261,126
 9/30/1999             $14,601,183        $18,320,929               $15,820,450
10/31/1999             $15,315,180        $19,480,644               $16,790,243
11/30/1999             $15,696,528        $19,876,101               $17,201,604
12/31/1999             $16,716,803        $21,044,816               $18,345,511
 1/31/2000             $16,043,116        $19,988,366               $17,604,352
 2/29/2000             $15,950,066        $19,610,586               $17,599,071
 3/31/2000             $17,401,522        $21,528,502               $19,128,430
 4/30/2000             $16,830,752        $20,880,494               $18,502,931
 5/31/2000             $16,044,756        $20,452,444               $18,031,106
 6/30/2000             $16,838,971        $20,955,574               $18,691,044
 7/31/2000             $16,790,138        $20,628,667               $18,399,464
 8/31/2000             $17,664,904        $21,909,707               $19,669,027
 9/30/2000             $16,481,356        $20,752,874               $18,622,635
10/31/2000             $16,253,913        $20,665,712               $18,406,612
11/30/2000             $14,789,435        $19,037,254               $16,786,830
12/31/2000             $14,682,951        $19,130,537               $16,991,630
 1/31/2001             $15,028,001        $19,809,671               $17,472,493
 2/28/2001             $13,603,346        $18,005,010               $15,845,804
 3/31/2001             $12,687,841        $16,865,293               $14,872,871
 4/30/2001             $13,749,813        $18,174,039               $16,003,210
 5/31/2001             $13,704,439        $18,295,805               $16,092,828
 6/30/2001             $13,328,937        $17,851,217               $15,664,758
 7/31/2001             $13,252,962        $17,676,275               $15,437,619
 8/31/2001             $12,350,436        $16,571,508               $14,528,344
 9/30/2001             $11,472,320        $15,234,188               $13,425,642
10/31/2001             $11,825,667        $15,525,161               $13,742,487
11/30/2001             $12,677,115        $16,715,940               $14,642,620
12/31/2001             $12,770,389        $16,863,041               $14,808,082

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 12/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

Chart illustrates comparative performance of $5,000,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the performance of the 30 largest funds that invest in a blend of both value and growth large-cap stocks. Investors cannot invest directly in an index.

                                   (UNAUDITED)

                     JPMorgan SELECT LARGE CAP GROWTH FUND
                             AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Large Cap Growth Fund, which seeks capital appreciation through investments in large cap U.S. growth stocks, returned 6.70% and fell 17.55% for the two-month and one-year periods ended December 31, 2001, respectively. This compares with a gain of 9.01% and a loss of 12.73% for the S&P 500/BARRA Growth Index during the two-month and one-year periods, respectively.

HOW THE FUND WAS MANAGED

During the 2001 calendar year, large cap growth stocks were at the center of the storm in equities. While the S&P 500/BARRA Growth Index fell only a little more than the broad-based S&P 500 Index (-11.88%), some large cap growth stocks in sectors such as technology and securities brokerage experienced far more substantial falls. Consequently, there was scope for considerable differences between the performances of various stock indices and investment funds. In the case of the Fund, it underperformed the S&P 500/BARRA Growth Index by a substantial margin, but outperformed the Lipper Large-Cap Growth Index by a similar amount.

The greatest underperformance relative to the S&P 500/BARRA Growth Index occurred in financials, where exposure was concentrated in brokerage companies, which suffered as capital markets activity dwindled. Holdings such as Goldman Sachs, Merrill Lynch and Morgan Stanley Dean Witter all performed poorly over the course of the year. The Fund owned relatively few of the regional banks, which appeared to have less exciting long-term earnings growth prospects but proved relatively resilient to the economic slowdown.

From a positive perspective, there were areas of relative outperformance across a number of sectors. Most notably, the Fund did well in technology. Here, the portfolio avoided a number of the more highly valued stocks that underperformed such as Cisco Systems and Qualcomm. It also benefited from an overweight position in Microsoft, where the threat of anti trust legislation dwindled during the year.

Otherwise, the stock picks that contributed were spread across sectors. Overweight positions in healthcare company Johnson & Johnson and fast food giant Tricon Global Restaurants were of particular help. Elsewhere, the Fund benefited from being underweight in poorly performing index constituents such as AIG, American Express, Corning and Schering Plough. It also gained from selling down its holding in Enron early in the year.

LOOKING AHEAD

The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from autumn levels. However, other economic statistics continue to reveal a fragile economy. Continued support from monetary policy over the coming months, and a return of investor confidence, will be crucial in enabling the economy to begin a self-sustaining recovery.

                                   (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Pharmaceuticals                        20.7%
Retail                                 12.8%
Software & Services                    12.1%
Consumer Cyclical                       8.0%
Semiconductors                          7.3%
Systems Hardware                        7.0%
Finance                                 6.7%
Consumer Staples                        6.0%
Industrial Cyclical                     6.0%
Health Services & Systems               5.0%
Cash Equivalents & Short Term Paper     4.8%
Network Technology                      2.1%
Telecommunications                      0.9%
Consumer Services                       0.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (9.3%) Develops, manufactures, licenses, sells and supports software products.

2. WAL-MART STORES, INC. (6.7%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

3. INTERNATIONAL BUSINESS MACHINES CORP. (6.2%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

4. INTEL CORP. (5.6%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

5. GENERAL ELECTRIC CO. (5.1%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

6. PFIZER, INC. (5.0%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

7. TRICON GLOBAL RESTAURANTS, INC. (4.4%) Owns and franchises approximately 30,000 quick service restaurants in 100 countries and territories. The Company's restaurants include KFC, Pizza Hut, Taco Bell and other Mexican restaurants.

8. JOHNSON & JOHNSON (3.8%) Manufactures health care products and provides related services for the consumer, pharmaceutical and medical devices and diagnostics markets.

9. PEPSICO, INC. (3.5%) Operates worldwide soft drink, juice and food businesses. The Company manufactures, sells and distributes beverages such as Pepsi-Cola, Gatorade and Tropicana Pure Premium, as well as foods such as Lay's potato chips, Doritos and Quaker Oats.

10. GOLDMAN SACHS GROUP, INC. (3.5%) Is a global investment banking and securities firm specializing in investment banking, trading and principal investments, and asset management and securities services. The Company provides services to corporations, financial institutions, governments and high-net worth individuals


TOP 10 EQUITY HOLDINGS COMPRISED 53.1% OF THE PORTFOLIO'S MARKET
VALUE OF INVESTMENTS ($428,745, IN THOUSANDS). AS OF DECEMBER 31, 2001, THE FUND HELD 50 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                   (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                          1 YEAR    3 YEARS     5 YEARS   10 YEARS
Select Large Cap Growth   -17.55%    -5.19%      9.79%     11.16%

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

[CHART]

                   JPMORGAN
               SELECT LARGE CAP   S&P 500/BARRA   RUSSELL 1000     LIPPER LARGE-CAP GROWTH
                 GROWTH FUND       GROWTH INDEX   GROWTH INDEX            FUNDS INDEX
12/31/1991        $5,000,000        $5,000,000     $5,000,000             $5,000,000
 1/31/1992        $4,842,000        $4,824,500     $4,879,200             $4,991,000
 2/29/1992        $4,959,176        $4,852,965     $4,886,714             $5,022,942
 3/31/1992        $4,832,221        $4,740,376     $4,753,209             $4,854,674
 4/30/1992        $4,942,396        $4,790,624     $4,787,289             $4,830,400
 5/31/1992        $4,961,177        $4,827,991     $4,822,476             $4,882,569
 6/30/1992        $4,843,597        $4,728,051     $4,701,191             $4,739,998
 7/31/1992        $5,057,200        $4,941,286     $4,911,804             $4,911,586
 8/31/1992        $5,022,305        $4,884,462     $4,851,684             $4,825,633
 9/30/1992        $5,166,445        $4,942,098     $4,908,012             $4,912,012
10/31/1992        $5,261,508        $5,016,328     $4,981,681             $5,011,234
11/30/1992        $5,444,082        $5,218,737     $5,198,284             $5,266,807
12/31/1992        $5,407,607        $5,253,024     $5,250,007             $5,344,229
 1/31/1993        $5,346,501        $5,196,554     $5,189,790             $5,367,210
 2/28/1993        $5,370,560        $5,154,462     $5,107,739             $5,270,063
 3/31/1993        $5,507,510        $5,227,295     $5,206,114             $5,438,178
 4/30/1993        $5,390,750        $4,986,160     $4,997,870             $5,270,138
 5/31/1993        $5,504,495        $5,163,667     $5,172,895             $5,469,350
 6/30/1993        $5,420,276        $5,119,673     $5,125,460             $5,513,104
 7/31/1993        $5,412,146        $5,014,412     $5,033,868             $5,475,615
 8/31/1993        $5,591,288        $5,197,438     $5,240,206             $5,702,853
 9/30/1993        $5,590,729        $5,117,710     $5,201,166             $5,788,396
10/31/1993        $5,675,708        $5,308,037     $5,345,863             $5,854,384
11/30/1993        $5,643,357        $5,304,321     $5,310,527             $5,736,125
12/31/1993        $5,781,054        $5,341,240     $5,402,452             $5,914,519
 1/31/1994        $5,955,642        $5,455,649     $5,527,303             $6,129,807
 2/28/1994        $5,843,676        $5,358,156     $5,426,706             $6,030,504
 3/31/1994        $5,571,945        $5,110,770     $5,164,379             $5,735,613
 4/30/1994        $5,580,303        $5,133,922     $5,188,910             $5,763,717
 5/31/1994        $5,703,628        $5,217,451     $5,267,210             $5,798,300
 6/30/1994        $5,574,726        $5,106,163     $5,111,617             $5,582,023
 7/31/1994        $5,717,996        $5,268,896     $5,286,434             $5,742,227
 8/31/1994        $5,915,839        $5,550,413     $5,581,100             $6,036,803
 9/30/1994        $5,765,577        $5,471,098     $5,504,862             $5,893,127
10/31/1994        $5,911,446        $5,598,629     $5,634,667             $6,043,991
11/30/1994        $5,781,985        $5,415,218     $5,454,526             $5,820,968
12/31/1994        $5,923,644        $5,508,685     $5,545,944             $5,866,372
 1/31/1995        $6,061,665        $5,645,300     $5,664,017             $5,912,129
 2/28/1995        $6,336,864        $5,865,636     $5,901,453             $6,115,507
 3/31/1995        $6,504,157        $6,049,641     $6,074,071             $6,289,187
 4/30/1995        $6,599,769        $6,207,053     $6,206,850             $6,460,882
 5/31/1995        $6,776,642        $6,429,079     $6,423,407             $6,674,737
 6/30/1995        $6,988,751        $6,674,992     $6,671,350             $7,015,816
 7/31/1995        $7,187,232        $6,887,857     $6,948,612             $7,397,477
 8/31/1995        $7,276,353        $6,865,472     $6,956,186             $7,438,902
 9/30/1995        $7,528,843        $7,204,832     $7,276,796             $7,714,886
10/31/1995        $7,458,825        $7,262,326     $7,281,817             $7,670,911
11/30/1995        $7,871,298        $7,523,915     $7,564,861             $7,912,545
12/31/1995        $7,890,189        $7,609,237     $7,608,208             $7,915,710
 1/31/1996        $8,028,267        $7,899,529     $7,862,703             $8,148,431
 2/29/1996        $8,147,888        $7,971,731     $8,006,511             $8,331,771
 3/31/1996        $8,196,776        $7,938,409     $8,016,760             $8,335,937
 4/30/1996        $8,285,301        $8,092,811     $8,227,681             $8,534,332
 5/31/1996        $8,384,724        $8,390,303     $8,515,156             $8,786,095
 6/30/1996        $8,409,040        $8,494,846     $8,526,736             $8,707,020
 7/31/1996        $7,878,430        $8,103,233     $8,027,155             $8,241,195
 8/31/1996        $8,058,846        $8,223,161     $8,234,336             $8,488,431
 9/30/1996        $8,508,529        $8,793,931     $8,833,960             $9,079,225
10/31/1996        $8,585,106        $8,984,759     $8,887,229             $9,192,716
11/30/1996        $9,290,802        $9,656,280     $9,554,482             $9,787,484
12/31/1996        $9,030,659        $9,433,123     $9,367,405             $9,544,755
 1/31/1997        $9,248,298       $10,171,737    $10,024,435            $10,149,892
 2/28/1997        $9,146,567       $10,256,773     $9,956,570            $10,003,734
 3/31/1997        $8,819,120        $9,769,781     $9,417,720             $9,491,543
 4/30/1997        $9,422,348       $10,558,593    $10,043,057            $10,012,628
 5/31/1997       $10,133,735       $11,183,662    $10,767,864            $10,692,486
 6/30/1997       $10,631,301       $11,750,674    $11,198,794            $11,140,501
 7/31/1997       $11,691,242       $12,680,974    $12,189,215            $12,205,533
 8/31/1997       $11,072,775       $11,837,309    $11,475,781            $11,540,331
 9/30/1997       $11,619,770       $12,440,657    $12,040,504            $12,177,357
10/31/1997       $11,316,494       $12,066,317    $11,595,487            $11,754,803
11/30/1997       $11,728,415       $12,705,832    $12,087,947            $12,015,760
12/31/1997       $11,998,168       $12,862,114    $12,223,332            $12,179,174
 1/31/1998       $12,172,142       $13,294,281    $12,588,810            $12,394,745
 2/28/1998       $13,199,470       $14,218,234    $13,535,740            $13,341,704
 3/31/1998       $13,761,768       $14,953,316    $14,075,275            $13,962,093
 4/30/1998       $14,177,373       $15,078,924    $14,270,076            $14,196,656
 5/31/1998       $13,771,900       $14,775,838    $13,865,092            $13,878,651
 6/30/1998       $14,602,346       $15,827,877    $14,714,329            $14,672,510
 7/31/1998       $14,447,561       $15,818,381    $14,616,920            $14,665,174
 8/31/1998       $12,397,452       $13,760,409    $12,423,212            $12,270,351
 9/30/1998       $13,416,523       $14,680,981    $13,377,564            $13,162,406
10/31/1998       $14,611,935       $15,912,715    $14,452,718            $14,011,381
11/30/1998       $15,506,185       $16,990,006    $15,552,137            $14,973,963
12/31/1998       $16,900,191       $18,282,945    $16,954,473            $16,621,098
 1/31/1999       $18,108,555       $19,400,033    $17,950,039            $17,699,808
 2/28/1999       $17,483,810       $18,639,552    $17,130,082            $16,972,346
 3/31/1999       $18,597,529       $19,541,706    $18,032,323            $17,936,375
 4/30/1999       $18,867,193       $19,504,577    $18,055,404            $17,997,359
 5/31/1999       $18,270,990       $18,935,043    $17,500,562            $17,401,646
 6/30/1999       $19,634,005       $20,290,792    $18,726,301            $18,611,060
 7/31/1999       $19,262,923       $19,649,603    $18,131,179            $18,026,673
 8/31/1999       $19,559,572       $19,922,733    $18,427,443            $18,030,278
 9/30/1999       $19,422,655       $19,584,046    $18,040,282            $17,848,173
10/31/1999       $20,426,806       $20,939,262    $19,402,684            $19,217,127
11/30/1999       $21,227,537       $21,835,463    $20,449,459            $20,166,454
12/31/1999       $23,210,189       $23,451,287    $22,576,407            $22,406,947
 1/31/2000       $22,040,395       $21,898,812    $21,517,800            $21,508,428
 2/29/2000       $23,327,554       $22,358,687    $22,569,805            $22,639,771
 3/31/2000       $24,638,563       $24,426,865    $24,185,351            $24,229,083
 4/30/2000       $23,369,677       $23,217,736    $23,034,612            $22,353,752
 5/31/2000       $21,399,613       $22,270,452    $21,874,589            $21,066,176
 6/30/2000       $23,385,497       $24,067,677    $23,532,464            $22,458,650
 7/31/2000       $22,697,964       $22,996,666    $22,551,396            $22,002,740
 8/31/2000       $24,348,105       $24,328,173    $24,593,199            $23,905,977
 9/30/2000       $21,307,027       $21,953,743    $22,266,929            $22,081,951
10/31/2000       $20,241,676       $21,382,946    $21,213,258            $20,913,815
11/30/2000       $17,847,086       $19,109,939    $18,086,211            $18,107,181
12/31/2000       $17,474,081       $18,282,478    $17,513,964            $17,994,917
 1/31/2001       $18,349,533       $18,803,529    $18,724,003            $18,518,569
 2/28/2001       $15,837,482       $16,594,114    $15,545,229            $15,651,895
 3/31/2001       $14,355,094       $15,098,985    $13,853,597            $14,025,663
 4/30/2001       $16,057,608       $16,448,834    $15,605,662            $15,532,019
 5/31/2001       $15,848,859       $16,488,311    $15,375,947            $15,413,975
 6/30/2001       $15,625,390       $16,264,070    $15,019,840            $14,970,053
 7/31/2001       $15,376,946       $16,221,783    $14,644,494            $14,434,125
 8/31/2001       $14,251,354       $15,131,680    $13,447,014            $13,337,132
 9/30/2001       $12,806,266       $14,116,344    $12,104,464            $11,995,416
10/31/2001       $13,501,647       $14,635,825    $12,739,464            $12,493,226
11/30/2001       $14,373,853       $15,932,559    $13,963,344            $13,637,605
12/31/2001       $14,405,072       $15,954,865    $13,937,093            $13,700,338

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 12/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

Chart illustrates comparative performance of $5,000,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500/BARRA Growth Index contains large U.S. companies with high price-to-book ratios relative to the S&P 500 Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Index represents the performance of the 30 largest funds that invest in large-cap growth stocks. Investors cannot invest directly in an index.

                                   (UNAUDITED)

                      JPMorgan SELECT MID CAP EQUITY FUND
                             AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Mid Cap Equity Fund, which seeks total return through investing in mid-cap U.S. stocks, returned 13.20% and fell 3.96% for the two-month and one-year periods ended December 31, 2001, respectively. This compares with a return of 12.98% and a loss of 0.61% for the S&P MidCap 400 Index during the two-month and one-year periods, respectively.

HOW THE FUND WAS MANAGED

Mid caps provided a relatively safe haven for the second year in a row. At a time when large caps have fallen for two years in a row, mid caps have proved particularly resilient. In 2001, they benefited from being far less vulnerable to earnings disappointments because they were not trading on such high valuations. Within this context, the Fund underperformed its benchmark, S&P MidCap 400 Index, and also beat the selection of its peer group represented by the Lipper Mid-Cap Core Index, which fell 4.92% for the calendar year.

Relative to the S&P MidCap 400 Index, the greatest negative performance came from the technology sector. Here a number of holdings reported disappointing earnings as demand throughout the technology sector dwindled. Among the worst hit stocks was Acxiom Corp, which designs customer data integration software. Although technically classified as an industrial company, Sensormatic Electronics was another technology company that disappointed. However, these losses were offset by strong performance from two technology services stocks. The stock prices of both Affiliated Computer and Concord EFS rose, as both companies made solid operational progress. Affiliated Computer is a business process outsourcing company, while Concord EFS has a large share of the U.S. debit processing market.

Energy was an area of relative outperformance. The Fund's holdings rose with buoyant energy prices in the first half of the year. Then, having sold some of the more expensive names, the Fund avoided the full impact of falling prices later in the year. Additionally, takeover announcements boosted the prices of Triton Energy and Tosco.

Stock picking in the healthcare sector also boosted performance. Among the Fund's holdings were AmerisourceBergen, Cytyc, Biovail, Dentsply and Genzyme General. Positive contributions from these names were partially offset, however, by share price weakness at Watson Pharmaceutical following earnings disappointments.

LOOKING AHEAD

While the U.S. economy appears likely to rebound next year, we do not expect a strong recovery in corporate earnings. Instead, the earnings recovery will be modest and there will be substantial variations between areas of strong earnings growth and areas of weakness. Given this scenario, some stock prices have already risen too far, while others offer considerable long-term value. Investor confidence will play a crucial role in building and maintaining a strong market.

                                   (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                                19.9%
Industrial Cyclical                     9.7%
Health Services & Systems               9.6%
Cash Equivalents & Short Term Paper     9.6%
Energy                                  6.6%
Pharmaceuticals                         6.4%
Consumer Services                       6.1%
Insurance                               5.8%
Basic Materials                         4.9%
Software & Services                     4.4%
Consumer Cyclical                       3.7%
Utilities                               3.4%
Semiconductors                          2.9%
Retail                                  2.7%
Consumer Staples                        1.9%
Telecommunications                      1.4%
Real Estate Investment Trust            1.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CONCORD EFS, INC. (3.4%) Provides electronic transaction authorization, processing, settlement and funds transfer services across the United States. The Company provides merchant card services, as well as automated teller machine services. Concord markets its services to supermarket chains, financial institutions, petroleum and convenience stores, the trucking industry and other retailers.

2. AFFILIATED COMPUTER SERVICES, INC. (3.3%) Provides a variety of business services. Services include business process outsourcing, electronic commerce, technology outsourcing and professional and systems integration services. The Company's services are provided to customers with time-critical, transaction-intensive information processing needs.

3. ACE LTD (BERMUDA) (2.5%) Is the holding company for the Ace Group of Companies, a property and casualty insurance business. The Group provides a diversified range of products and services to clients through operations in countries around the world. Ace provides specialty insurance and reinsurance products such as agri-business, information technology, marine and property catastrophe insurance.

4. DENTSPLY INTERNATIONAL, INC. (2.3%) Manufactures and distributes dental supplies on a worldwide basis. The Company's products include dental prosthetics, endodontic instruments, dental sealants, ultrasonic scalers, dental x-ray equipment and intraoral cameras. It also provides impression materials, orthodontic appliances and dental operatory software systems and other dental products.

5. RADIAN GROUP, INC. (2.1%) Provides private mortgage insurance and risk management services to mortgage lenders nationwide. The Company's services increase home ownership opportunities by helping people to buy homes with down payments of less than 20%. Private mortgage insurance protects lenders from default-related losses and facilitates the sale of loans.

6. PEPSI BOTTLING GROUP, INC. (1.9%) Manufactures, sells and distributes carbonated and non-carbonated Pepsi-Cola beverages. The Company distributes its products in the United States, Canada, Spain, Greece and Russia. Pepsi Bottling sells other brand name products such as Mountain Dew, Lipton Brisk, Slice, Aquafina and Starbucks Frappuccino.

7. HEALTH MANAGEMENT ASSOCIATES, INC. (1.8%) Operates general acute care hospitals in rural communities located primarily in the southeastern and southwestern United States. The Company's facilities offer a wide range of medical and surgical services.

8. HARRAH'S ENTERTAINMENT, INC. (1.8%) Operates casinos, casino/hotels and riverboat casino facilities in the United States. The Company operates its facilities under the Harrah's, Showboat and Rios brands.

9. AMERICAN STANDARD COMPANIES, INC. (1.8%) Manufactures products for the air conditioning, bathroom and kitchen fixtures and fittings, automotive braking and vehicle control systems industries.

10. AMERISOURCEBERGEN CORP. (1.8%) Distributes pharmaceutical products and services. The company provides its products and services to the hospital systems/acute care market, alternative care facilities and independent community pharmacies.


TOP 10 EQUITY HOLDINGS COMPRISED 22.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($155,125, IN THOUSANDS). AS OF DECEMBER 31, 2001, THE FUND HELD 77 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                   (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                            1 YEAR   3 YEARS    5 YEARS   10 YEARS
Select Mid Cap Equity Fund   -3.96%   11.27%     12.99%    12.40%

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

[CHART]

                           JPMORGAN
                         SELECT MID CAP              S&P MIDCAP         LIPPER MID-CAP CORE
                          EQUITY FUND                400 INDEX               FUNDS INDEX
12/31/1991                 $5,000,000                $5,000,000               $5,000,000
 1/31/1992                 $5,207,500                $5,088,500               $5,224,500
 2/29/1992                 $5,327,793                $5,169,407               $5,300,778
 3/31/1992                 $5,088,043                $4,974,521               $5,055,352
 4/30/1992                 $4,884,521                $4,915,324               $4,798,034
 5/31/1992                 $4,897,709                $4,962,019               $4,788,918
 6/30/1992                 $4,706,209                $4,820,106               $4,567,191
 7/31/1992                 $4,873,750                $5,059,183               $4,716,538
 8/31/1992                 $4,751,419                $4,938,268               $4,621,736
 9/30/1992                 $4,925,796                $5,007,404               $4,672,575
10/31/1992                 $5,050,911                $5,127,081               $4,878,168
11/30/1992                 $5,346,894                $5,413,685               $5,297,691
12/31/1992                 $5,465,061                $5,595,043               $5,489,997
 1/31/1993                 $5,686,942                $5,664,981               $5,635,482
 2/28/1993                 $5,576,047                $5,585,672               $5,414,007
 3/31/1993                 $5,869,347                $5,778,377               $5,585,631
 4/30/1993                 $5,744,917                $5,626,984               $5,397,954
 5/31/1993                 $6,087,888                $5,883,574               $5,676,489
 6/30/1993                 $6,123,198                $5,912,992               $5,732,686
 7/31/1993                 $6,157,488                $5,901,757               $5,772,241
 8/31/1993                 $6,497,997                $6,145,500               $6,042,960
 9/30/1993                 $6,603,914                $6,210,642               $6,261,110
10/31/1993                 $6,640,236                $6,231,137               $6,382,576
11/30/1993                 $6,395,211                $6,093,429               $6,159,824
12/31/1993                 $6,654,857                $6,376,164               $6,440,096
 1/31/1994                 $6,889,773                $6,524,729               $6,617,843
 2/28/1994                 $6,901,486                $6,432,078               $6,570,856
 3/31/1994                 $6,569,524                $6,134,273               $6,227,857
 4/30/1994                 $6,546,531                $6,179,666               $6,258,997
 5/31/1994                 $6,455,534                $6,120,959               $6,177,630
 6/30/1994                 $6,278,007                $5,910,398               $5,929,289
 7/31/1994                 $6,407,962                $6,110,170               $6,065,663
 8/31/1994                 $6,695,679                $6,430,343               $6,414,438
 9/30/1994                 $6,731,836                $6,310,095               $6,422,135
10/31/1994                 $6,708,274                $6,378,875               $6,494,063
11/30/1994                 $6,466,106                $6,091,188               $6,254,432
12/31/1994                 $6,527,534                $6,147,227               $6,396,408
 1/31/1995                 $6,443,328                $6,211,158               $6,312,615
 2/28/1995                 $6,704,928                $6,537,244               $6,556,913
 3/31/1995                 $7,008,661                $6,644,455               $6,692,641
 4/30/1995                 $7,037,396                $6,783,988               $6,688,626
 5/31/1995                 $7,244,296                $6,947,483               $6,784,273
 6/30/1995                 $7,452,931                $7,230,245               $7,202,184
 7/31/1995                 $7,957,495                $7,606,218               $7,660,964
 8/31/1995                 $8,033,887                $7,748,454               $7,763,620
 9/30/1995                 $8,212,239                $7,935,967               $7,950,724
10/31/1995                 $7,820,515                $7,732,012               $7,694,710
11/30/1995                 $8,089,541                $8,069,901               $7,928,630
12/31/1995                 $8,136,460                $8,049,727               $8,019,016
 1/31/1996                 $8,148,665                $8,166,448               $8,106,423
 2/29/1996                 $8,301,045                $8,443,290               $8,425,816
 3/31/1996                 $8,369,114                $8,544,610               $8,522,713
 4/30/1996                 $8,629,393                $8,805,220               $8,992,315
 5/31/1996                 $8,803,707                $8,924,091               $9,222,518
 6/30/1996                 $8,551,921                $8,790,229               $8,902,497
 7/31/1996                 $7,766,855                $8,195,131               $8,233,029
 8/31/1996                 $8,392,086                $8,667,990               $8,677,612
 9/30/1996                 $9,118,002                $9,045,914               $9,132,319
10/31/1996                 $8,721,369                $9,072,147               $9,036,430
11/30/1996                 $8,804,222                $9,582,909               $9,432,226
12/31/1996                 $8,738,190                $9,593,450               $9,454,863
 1/31/1997                 $8,973,247                $9,953,205               $9,754,582
 2/28/1997                 $8,594,576                $9,871,589               $9,487,307
 3/31/1997                 $7,927,637                $9,451,059               $9,038,557
 4/30/1997                 $7,969,654                $9,695,841               $9,097,308
 5/31/1997                 $8,889,352               $10,543,258              $10,036,150
 6/30/1997                 $9,333,819               $10,843,741              $10,399,458
 7/31/1997                 $9,905,049               $11,912,934              $11,129,500
 8/31/1997                 $9,704,967               $11,898,638              $11,158,437
 9/30/1997                $10,384,315               $12,582,810              $11,914,979
10/31/1997                 $9,953,366               $12,035,457              $11,435,997
11/30/1997                 $9,864,781               $12,213,582              $11,421,130
12/31/1997                $10,049,252               $12,687,469              $11,555,899
 1/31/1998                $10,085,429               $12,446,407              $11,352,516
 2/28/1998                $11,134,314               $13,476,970              $12,319,750
 3/31/1998                $11,776,764               $14,084,781              $12,919,722
 4/30/1998                $12,070,005               $14,342,533              $13,068,299
 5/31/1998                $11,283,041               $13,697,119              $12,395,281
 6/30/1998                $11,840,423               $13,783,411              $12,536,587
 7/31/1998                $11,118,158               $13,248,614              $11,823,256
 8/31/1998                 $8,664,380               $10,783,047               $9,413,676
 9/30/1998                 $9,535,150               $11,789,105              $10,234,549
10/31/1998                 $9,884,137               $12,843,051              $10,816,894
11/30/1998                $10,519,687               $13,483,920              $11,359,903
12/31/1998                $11,681,060               $15,112,777              $12,452,725
 1/31/1999                $11,871,462               $14,524,890              $12,394,197
 2/28/1999                $10,914,622               $13,763,786              $11,520,406
 3/31/1999                $11,361,030               $14,149,172              $11,855,650
 4/30/1999                $11,841,601               $15,264,127              $12,536,165
 5/31/1999                $11,716,080               $15,331,289              $12,685,345
 6/30/1999                $12,700,231               $16,149,980              $13,376,696
 7/31/1999                $12,392,886               $15,807,600              $13,115,851
 8/31/1999                $12,188,403               $15,266,980              $12,753,853
 9/30/1999                $12,354,165               $14,795,230              $12,515,356
10/31/1999                $12,814,976               $15,549,787              $13,136,118
11/30/1999                $13,490,325               $16,366,151              $14,122,640
12/31/1999                $14,608,673               $17,338,300              $15,965,645
 1/31/2000                $13,962,969               $16,849,360              $15,796,409
 2/29/2000                $14,934,792               $18,028,816              $18,421,772
 3/31/2000                $16,004,123               $19,537,827              $18,279,924
 4/30/2000                $15,836,080               $18,855,957              $17,036,890
 5/31/2000                $15,172,548               $18,620,258              $16,336,673
 6/30/2000                $15,583,724               $18,908,872              $17,666,479
 7/31/2000                $15,535,415               $19,207,632              $17,159,451
 8/31/2000                $17,266,060               $21,353,125              $18,834,213
 9/30/2000                $16,917,285               $21,207,923              $18,333,223
10/31/2000                $16,780,255               $20,488,975              $17,682,394
11/30/2000                $15,432,801               $18,942,057              $15,726,721
12/31/2000                $16,758,478               $20,391,124              $16,962,841
 1/31/2001                $16,882,491               $20,845,847              $17,463,245
 2/28/2001                $16,038,367               $19,655,549              $16,092,380
 3/31/2001                $14,861,151               $18,195,141              $15,019,018
 4/30/2001                $16,087,195               $20,202,066              $16,471,358
 5/31/2001                $16,391,243               $20,672,774              $16,861,729
 6/30/2001                $16,260,113               $20,590,083              $16,905,569
 7/31/2001                $15,993,448               $20,283,290              $16,373,044
 8/31/2001                $15,488,055               $19,620,027              $15,667,366
 9/30/2001                $13,756,490               $17,179,295              $13,665,076
10/31/2001                $14,218,708               $17,938,620              $14,348,330
11/30/2001                $15,137,237               $19,273,254              $15,433,064
12/31/2001                $16,100,163               $20,267,753              $16,129,095

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 12/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

Chart illustrates comparative performance of $5,000,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Lipper Mid-Cap Core Funds Index represents the performance of funds that invest in mid-cap stocks. Investors cannot invest directly in an index.

                                   (UNAUDITED)

                     JPMorgan SELECT SMALL CAP EQUITY FUND
                             AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Small Cap Equity Fund, which seeks capital appreciation from investing in U.S. small cap equities, returned 10.42% and fell 4.36% for the two-month and one-year periods ended December 31, 2001, respectively. This compares with a rise of 14.56% and a gain of 6.54% for the S&P SmallCap 600 Index during the two-month and one-year periods, respectively.

HOW THE FUND WAS MANAGED

Small cap stocks resisted the fall in equity markets. While the S&P 500 Index dropped by 11.88% for the calendar year, the S&P SmallCap 600 Index actually rose. The chief reason for this outperformance was the relatively low valuations of small caps compared with the extremely high prices of many large U.S. stocks. This meant that there was far more room for earnings disappointment among large caps.

Against this scenario, the Fund underperformed its S&P SmallCap 600 benchmark. Much of the underperformance occurred in January, when the Fed began its aggressive series of rate cuts, causing relatively strong returns from cyclical and other interest rate sensitive stocks. This Fund's leaning towards quality, well managed businesses tended to mean it did not own these names.

In terms of sectors, the Fund's greatest underperformance occurred in consumer cyclicals and retail. In each case the Fund was underweight by comparison with the S&P SmallCap 600 Index. However, some of the Fund's holdings in these sectors performed well. Among the best performing consumer cyclicals holdings were: Copart Inc., the auto salvage company; Mohawk Industries, which sells carpets; and homebuilder D.R. Horton. Leading retail holdings included Chico's Fashions and Performance Food Group.

In financials, the Fund suffered from being underweight in the retail banks and savings and loans institutions that rose in the wake of rate cuts. It did, however, own Brown & Brown, a leading insurance brokerage agency, and Hilb Rogal and Hamilton Co, a property and casualty insurance broker. These stocks benefited from a favorable insurance premium pricing cycle.

In software & services, there were a number of strong performers, including the information technology services company CACI International, which was the Fund's best absolute performer.

LOOKING AHEAD

If the pattern of the last five periods of economic recovery is repeated, then small caps will outperform the large cap market for some time to come. In the last five post recession periods, small caps have outperformed large caps. Typically, they have led the market for a period of two years. Of course, history does not always repeat itself but it often provides a strong indication as to what may be expected. In the meantime, investor confidence willl be key in re-building a strong market.

                                   (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Consumer Cyclical              12.0%
Finance                        12.0%
Industrial Cyclical            12.0%
Health Services & Systems      11.2%
Basic Materials                 8.2%
Retail                          5.8%
Semiconductors                  5.1%
Insurance                       4.9%
Consumer Staples                4.4%
Energy                          3.8%
Consumer Services               3.6%
Network Technology              3.0%
Systems Hardware                2.7%
Utilities                       2.7%
Pharmaceuticals                 2.7%
Software & Services             2.5%
Telecommunications              1.7%
Real Estate Investment Trust    1.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. PROVINCE HEALTHCARE CO. (2.5%) Provides health care services in non-urban markets in the United States. The Company owns or leases acute care hospitals in several states. Province also provides management services to primarily non-urban hospitals in the United States and Puerto Rico

2. PERFORMANCE FOOD GROUP CO. (2.4%) Markets and distributes food and food-related products to foodservice customers. The Company's customers include restaurants, hotels, cafeterias, schools, healthcare facilities and other institutions.

3. COPART, INC. (2.3%) Provides vehicle suppliers, primarily insurance companies, with a variety of services to process and sell salvage vehicles through auctions.

4. CACI INTERNATIONAL, INC. (2.2%) Provides information technology products and services. The Company delivers client solutions for systems integration, information assurance and security, logistics and engineering support, and other solutions.

5. COOPER COMPANIES, INC. (2.2%) Through its primary subsidiaries, develops, manufactures and markets healthcare products. The Company's products include hard and soft daily, flexible and extended wear contact lenses, as well as diagnostic and surgical instruments.

6. IRON MOUNTAIN, INC. (2.1%) Provides records and information management services to customers in the United States, Canada, Europe, Mexico and South America. The Company's operations include business records management, data security services and healthcare information management services.

7. PATTERSON DENTAL CO. (2.0%) Distributes dental products to dentists, dental laboratories, institutions, physicians and other healthcare providers. The Company provides products such as x-ray film, impression and restorative materials, sterilization products and front office forms.

8. SEMTECH CORP. (2.0%) Designs, manufactures and markets a wide range of analog and mixed-signal semiconductors, including integrated circuits, discrete circuits and assembly products. The Company's devices are used in computer, communications, industrial, military-aerospace and automotive applications.

9. MOHAWK INDUSTRIES, INC. (1.9%) Designs, manufactures and markets woven and tufted broadloom carpets and rugs for residential and commercial applications. The Company markets its products under brand names such as Mohawk, Aladdin, Alexander Smith, Bigelow and Galaxy.

10. CHICO'S FAS, INC. (1.7%) Sells private label women's casual clothing related accessories. The Company's clothing includes tops, pants, shorts, skirts and dresses.

TOP 10 EQUITY HOLDINGS COMPRISED 21.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($318,526, IN THOUSANDS). AS OF DECEMBER 31, 2001, THE FUND HELD 101 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                   (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
Select Small Cap Equity    -4.36%     1.01%      4.63%     10.88%

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

[CHART]

                   JPMORGAN SELECT SMALL     S&P SMALLCAP       LIPPER SMALL-CAP VALUE
                     CAP EQUITY FUND           600 INDEX             FUNDS INDEX
12/31/1991              $5,000,000            $5,000,000             $5,000,000
 1/31/1992              $5,350,000            $5,380,000             $5,309,500
 2/29/1992              $5,561,860            $5,492,980             $5,502,766
 3/31/1992              $5,500,680            $5,339,726             $5,408,669
 4/30/1992              $5,419,269            $5,124,535             $5,310,772
 5/31/1992              $5,505,436            $5,183,467             $5,370,783
 6/30/1992              $5,378,811            $4,984,940             $5,183,343
 7/31/1992              $5,609,024            $5,170,380             $5,367,352
 8/31/1992              $5,567,517            $5,023,024             $5,241,219
 9/30/1992              $5,689,446            $5,166,180             $5,304,114
10/31/1992              $5,877,198            $5,381,094             $5,358,746
11/30/1992              $6,384,400            $5,843,868             $5,714,031
12/31/1992              $6,702,981            $6,051,909             $5,884,309
 1/31/1993              $6,793,471            $6,214,100             $6,084,964
 2/28/1993              $6,813,173            $6,036,999             $6,039,935
 3/31/1993              $6,961,700            $6,267,612             $6,193,953
 4/30/1993              $6,704,117            $6,039,471             $6,045,299
 5/31/1993              $7,000,439            $6,363,790             $6,200,663
 6/30/1993              $7,052,942            $6,403,882             $6,198,182
 7/31/1993              $7,198,233            $6,469,842             $6,255,206
 8/31/1993              $7,545,907            $6,811,450             $6,449,743
 9/30/1993              $7,761,720            $7,058,706             $6,601,312
10/31/1993              $7,941,792            $7,194,233             $6,783,508
11/30/1993              $7,778,191            $6,936,679             $6,654,621
12/31/1993              $8,204,436            $7,187,787             $6,830,303
 1/31/1994              $8,262,688            $7,357,275             $7,083,024
 2/28/1994              $8,264,340            $7,335,865             $7,074,525
 3/31/1994              $7,852,776            $6,809,077             $6,838,236
 4/30/1994              $7,643,892            $6,911,417             $6,864,221
 5/31/1994              $7,772,310            $6,774,848             $6,891,678
 6/30/1994              $7,832,934            $6,523,027             $6,741,439
 7/31/1994              $7,848,599            $6,604,173             $6,794,022
 8/31/1994              $8,177,456            $7,054,115             $7,041,325
 9/30/1994              $8,191,357            $7,017,716             $7,020,905
10/31/1994              $8,308,494            $6,947,679             $7,011,778
11/30/1994              $7,973,662            $6,682,347             $6,719,387
12/31/1994              $8,061,372            $6,844,795             $6,781,877
 1/31/1995              $8,171,006            $6,748,147             $6,856,478
 2/28/1995              $8,380,184            $7,026,238             $7,062,858
 3/31/1995              $8,448,902            $7,168,379             $7,113,710
 4/30/1995              $8,509,734            $7,328,592             $7,282,305
 5/31/1995              $8,649,293            $7,442,918             $7,422,125
 6/30/1995              $9,043,701            $7,851,236             $7,664,829
 7/31/1995              $9,407,258            $8,451,542             $7,997,482
 8/31/1995              $9,586,937            $8,634,771             $8,099,850
 9/30/1995              $9,807,436            $8,855,217             $8,238,358
10/31/1995              $9,455,349            $8,418,035             $7,890,699
11/30/1995              $9,752,247            $8,751,137             $8,135,311
12/31/1995              $9,661,551            $8,895,530             $8,234,561
 1/31/1996              $9,659,619            $8,914,834             $8,342,434
 2/29/1996              $9,864,403            $9,206,616             $8,508,449
 3/31/1996             $10,230,372            $9,404,006             $8,673,512
 4/30/1996             $10,696,877            $9,943,984             $8,971,881
 5/31/1996             $10,794,219           $10,297,393             $9,267,953
 6/30/1996             $10,662,529            $9,893,633             $9,087,228
 7/31/1996             $10,198,709            $9,212,951             $8,575,617
 8/31/1996             $10,655,612            $9,782,035             $8,934,936
 9/30/1996             $11,010,443           $10,211,075             $9,169,925
10/31/1996             $10,778,123           $10,140,414             $9,234,114
11/30/1996             $11,222,182           $10,667,107             $9,617,330
12/31/1996             $11,194,126           $10,792,019             $9,899,117
 1/31/1997             $11,008,304           $10,971,490            $10,112,938
 2/28/1997             $10,990,690           $10,744,490            $10,124,063
 3/31/1997             $10,570,846           $10,192,975             $9,883,110
 4/30/1997             $10,640,614           $10,317,839             $9,879,157
 5/31/1997             $11,703,611           $11,529,670            $10,767,293
 6/30/1997             $12,390,613           $12,039,281            $11,321,809
 7/31/1997             $13,039,881           $12,796,191            $11,903,749
 8/31/1997             $13,020,321           $13,118,399            $12,164,442
 9/30/1997             $13,595,819           $13,985,918            $12,956,347
10/31/1997             $13,187,945           $13,382,286            $12,594,865
11/30/1997             $12,900,448           $13,284,595            $12,509,220
12/31/1997             $13,172,647           $13,552,811            $12,749,397
 1/31/1998             $12,901,291           $13,288,532            $12,518,633
 2/28/1998             $13,886,949           $14,498,851            $13,308,558
 3/31/1998             $14,588,240           $15,052,562            $13,894,135
 4/30/1998             $14,564,899           $15,141,222            $14,031,687
 5/31/1998             $14,009,976           $14,339,646            $13,533,562
 6/30/1998             $13,902,099           $14,381,804            $13,283,191
 7/31/1998             $13,339,064           $13,281,452            $12,395,874
 8/31/1998             $11,354,212           $10,717,866            $10,305,929
 9/30/1998             $11,689,161           $11,374,336            $10,680,035
10/31/1998             $12,064,383           $11,902,560            $11,068,788
11/30/1998             $12,842,536           $12,572,436            $11,560,242
12/31/1998             $13,623,362           $13,375,940            $11,894,333
 1/31/1999             $13,529,361           $13,208,072            $11,576,754
 2/28/1999             $12,501,129           $12,017,629            $10,773,328
 3/31/1999             $12,303,611           $12,172,776            $10,641,893
 4/30/1999             $13,270,675           $12,977,032            $11,620,947
 5/31/1999             $13,766,998           $13,292,892            $12,034,653
 6/30/1999             $14,167,618           $14,049,524            $12,587,044
 7/31/1999             $13,911,184           $13,925,467            $12,448,586
 8/31/1999             $12,958,268           $13,312,746            $11,936,949
 9/30/1999             $12,188,547           $13,368,660            $11,632,557
10/31/1999             $11,558,399           $14,069,177            $11,316,151
11/30/1999             $12,258,838           $14,661,490            $11,602,450
12/31/1999             $13,139,023           $15,862,266            $12,118,759
 1/31/2000             $12,500,466           $15,370,536            $11,657,034
 2/29/2000             $13,641,759           $17,428,650            $11,996,254
 3/31/2000             $13,860,027           $16,783,790            $12,555,280
 4/30/2000             $14,062,383           $16,496,787            $12,474,926
 5/31/2000             $13,445,045           $16,008,482            $12,368,889
 6/30/2000             $14,548,883           $16,960,987            $12,718,928
 7/31/2000             $14,077,499           $16,543,747            $12,835,943
 8/31/2000             $15,545,782           $18,009,523            $13,631,771
 9/30/2000             $15,074,745           $17,519,664            $13,593,602
10/31/2000             $15,043,088           $17,630,038            $13,469,900
11/30/2000             $13,412,417           $15,794,751            $12,935,145
12/31/2000             $14,681,232           $17,742,244            $14,069,557
 1/31/2001             $14,217,305           $18,503,386            $14,730,827
 2/28/2001             $13,237,733           $17,374,679            $14,559,949
 3/31/2001             $12,677,777           $16,577,182            $14,417,262
 4/30/2001             $13,641,288           $17,840,363            $15,153,984
 5/31/2001             $13,832,266           $18,181,114            $15,898,044
 6/30/2001             $13,989,953           $18,848,361            $16,249,391
 7/31/2001             $14,072,494           $18,533,593            $16,033,274
 8/31/2001             $13,670,021           $18,111,027            $15,863,321
 9/30/2001             $12,240,137           $15,660,605            $13,908,960
10/31/2001             $12,715,054           $16,509,410            $14,534,863
11/30/2001             $13,339,363           $17,717,899            $15,486,897
12/31/2001             $14,042,692           $18,913,857            $16,488,899

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 12/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

Chart illustrates comparative performance of $5,000,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P SmallCap 600 Index includes 600 stocks of small U.S. companies chosen for market size, liquidity and industry group representation. The Lipper Small-Cap Value Funds Index represents the performance of the 30 largest funds that invest in small capitalization value stocks. Small company stocks involve more price volatility, which can lead to a higher degree of risk. Investors cannot invest directly in an index.

                                   (UNAUDITED)

                         JPMorgan SELECT BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 87.0%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 56.4%
                AEROSPACE -- 0.2%
         2      General Dynamics Corp.                                  $    159

                AIRLINES -- 0.7%
        26      Southwest Airlines, Inc.                                     475

                BANKING -- 2.5%
         8      Bank of America Corp.                                        494
         7      Bank of New York Co., Inc.                                   305
         5      First Tennessee National Corp.                               163
         7      SunTrust Banks, Inc.                                         420
         6      Wells Fargo & Co.                                            249
                                                                        --------
                                                                           1,631
                BIOTECHNOLOGY -- 0.5%
         5      Amgen, Inc. *                                                301

                BROADCASTING/CABLE -- 0.6%
        11      Comcast Corp., Class A *                                     412

                BUSINESS SERVICES -- 0.7%
        17      Sungard Data Systems, Inc. *                                 487

                COMPUTER NETWORKS -- 0.8%
        31      Cisco Systems, Inc. *                                        560

                COMPUTER SOFTWARE -- 3.8%
         7      First Data Corp.                                             541
        24      Microsoft Corp. *                                          1,579
        26      Oracle Corp. *                                               365
                                                                        --------
                                                                           2,485
                COMPUTERS/COMPUTER HARDWARE -- 2.0%
         8      Dell Computer Corp. *                                        213
         9      International Business Machines Corp.                      1,110
                                                                        --------
                                                                           1,323
                CONSUMER PRODUCTS -- 1.8%
         4      Colgate-Palmolive Co.                                        205
        11      Philip Morris Companies, Inc.                                500
         6      Procter & Gamble Co.                                         453
                                                                        --------
                                                                           1,158
                DIVERSIFIED -- 3.3%
        36      General Electric Co.                                       1,427
        13      Tyco International LTD (Bermuda)                             769
                                                                        --------
                                                                           2,196
                FINANCIAL SERVICES -- 5.4%
        25      Citigroup, Inc.                                            1,264
         4      Countrywide Credit Industries, Inc.                          152
        10      Fannie Mae                                                   829
        13      Household International, Inc.                                740
         4      Merrill Lynch & Co., Inc.                                    229
         6      Morgan Stanley Dean Witter & Co.                             315
                                                                        --------
                                                                           3,529

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                FOOD/BEVERAGE PRODUCTS -- 3.2%
         8      Anheuser-Busch Companies, Inc.                          $    365
         7      Coca-Cola Co.                                                329
         6      Kraft Foods, Inc., Class A                                   192
        25      Pepsi Bottling Group, Inc.                                   588
         9      PepsiCo, Inc.                                                455
         8      Sysco Corp.                                                  197
                                                                        --------
                                                                           2,126
                HEALTH CARE/HEALTH CARE SERVICES -- 1.4%
         6      Becton, Dickinson & Co.                                      190
         8      Biomet, Inc.                                                 239
         5      Tenet Healthcare Corp. *                                     296
         3      UnitedHealth Group, Inc.                                     184
                                                                        --------
                                                                             909
                INSURANCE -- 1.7%
         4      Ambac Financial Group, Inc.                                  213
         9      American International Group, Inc.                           695
         5      MBIA, Inc.                                                   246
                                                                        --------
                                                                           1,154
                MANUFACTURING -- 0.8%
         8      Illinois Tool Works, Inc.                                    554

                METALS/MINING -- 0.9%
        16      Alcoa, Inc.                                                  563

                MULTI-MEDIA -- 2.0%
        19      AOL Time Warner, Inc. *                                      608
         6      Gannett Co., Inc.                                            420
         6      Viacom, Inc., Class B *                                      276
                                                                        --------
                                                                           1,304
                OIL & GAS -- 3.6%
        13      BJ Services Co. *                                            435
         3      ChevronTexaco Corp.                                          287
        27      Exxon Mobil Corp.                                          1,056
        12      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                               576
                                                                        --------
                                                                           2,354
                PHARMACEUTICALS -- 6.9%
        12      Abbott Laboratories                                          673
         6      American Home Products Corp.                                 388
         9      Bristol-Myers Squibb Co.                                     467
        12      Johnson & Johnson                                            687
         6      Lilly (Eli) & Co.                                            438
        11      Merck & Co., Inc.                                            638
        30      Pfizer, Inc.                                               1,203
                                                                        --------
                                                                           4,494
                RESTAURANTS/FOOD SERVICES -- 0.7%
        10      Tricon Global Restaurants, Inc. *                            480

                RETAILING -- 5.2%
        18      Bed Bath & Beyond, Inc. *                                    615
        11      Best Buy Co., Inc. *                                         812
         8      Home Depot, Inc.                                             416

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                RETAILING -- (CONTINUED)
        13      Target Corp.                                            $    527
        19      Wal-Mart Stores, Inc.                                      1,078
                                                                        --------
                                                                           3,448
                SEMI-CONDUCTORS -- 3.5%
         8      Applied Materials, Inc. *                                    337
        33      Intel Corp.                                                1,039
        15      KLA-Tencor Corp. *                                           766
         5      Novellus Systems, Inc. *                                     189
                                                                        --------
                                                                           2,331
                TELECOMMUNICATIONS -- 3.1%
         8      AT&T Corp.                                                   144
        12      BellSouth Corp.                                              462
        16      SBC Communications, Inc.                                     640
         6      Sprint Corp. (PCS Group) *                                   154
        14      Verizon Communications, Inc.                                 650
                                                                        --------
                                                                           2,050
                UTILITIES -- 1.1%
        19      Duke Energy Corp.                                            740
                ----------------------------------------------------------------
                Total Common Stocks                                       37,223
                (Cost $34,066)
                ----------------------------------------------------------------
   PRINCIPAL
    AMOUNT
     (USD)
                U.S. TREASURY SECURITIES -- 0.7%
                U.S. Treasury Notes & Bonds,
   $    50      @, 5.75%, 08/15/10                                            52
       315      8.00%, 11/15/21                                              399
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                               451
                (Cost $486)
                ----------------------------------------------------------------
                U.S. GOVERNMENT AGENCY SECURITY -- 1.1%
       700      Federal National Mortgage Association, 5.75%,                731
                06/15/05
                (Cost $727)

                CORPORATE NOTES & BONDS -- 8.9%
                AUTOMOTIVE -- 1.3%
        65      DaimlerChrysler N.A. Holding Corp., 7.75%, 01/18/11+          67
       500      Ford Motor Credit Co., 5.80%, 01/12/09 +                     453
       350      General Motors Acceptance Corp., 5.85%, 01/14/09+            328
                                                                        --------
                                                                             848
                BANKING -- 1.9%
        30      Abbey National Capital Trust I, FRN, 8.96%,                   34
                 12/29/49
       110      Bank of America Corp., 7.40%, 01/15/11+                      118
        70      Bank One Corp., 7.88%, 08/01/10+                              77
       125      BB&T Corp., 6.50%, 08/01/11+                                 126
       460      Citicorp, 7.13%, 05/15/06+                                   494
       135      First Union National Bank, 7.80%, 08/18/10+                  148
        55      Royal Bank of Scotland Group PLC, FRN, 7.65%, 08/31/49        55

                       See notes to financial statements.

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                BANKING -- (CONTINUED)
   $    15      Standard Chartered Bank PLC (United Kingdom), #,        $     15
                 8.00%, 05/30/31
        45      SunTrust Banks, Inc., 6.38%, 04/01/11+                        46
       125      U.S. Bank N.A., 6.38%, 08/01/11+                             127
        30      Wells Fargo Bank, N.A., 6.45%, 02/01/11+                      31
                                                                        --------
                                                                           1,271
                BROADCASTING/CABLE -- 0.1%
        75      COX Communications, Inc., 6.75%, 03/15/11                     75

                COMPUTERS/COMPUTER HARDWARE -- 0.7%
       460      International Business Machines Corp., 6.50%,                457
                 01/15/28+

                FINANCIAL SERVICES -- 0.9%
       120      CIT Group, Inc., 6.50%, 02/07/06+                            125
        55      Citigroup, Inc., 7.25%, 10/01/10+                             59
       115      Household Finance Corp., 6.50%, 01/24/06+                    118
        70      ING Capital Funding Trust III, 8.44%, 12/29/49                76
        85      Morgan Stanley Dean Witter & Co., 6.10%, 04/15/06+            88
        50      UBS Preferred Funding Trust I, FRN, 8.62%, 10/29/49           55
        40      Washington Mutual Bank FA, 6.88%, 06/15/11                    41
                                                                        --------
                                                                             562
                FOOD/BEVERAGE PRODUCTS -- 0.2%
        10      Conagra Foods, Inc., 6.75%, 09/15/11                          10
        70      Kroger Co., 7.50%, 04/01/31+                                  73
        75      Safeway, Inc., 6.50%, 03/01/11+                               76
                                                                        --------
                                                                             159
                HEALTH CARE/HEALTH CARE SERVICES -- 0.0%
        15      Tenet Healthcare Corp., #, 6.38%, 12/01/11                    15

                INSURANCE -- 0.1%
        30      Metlife, Inc., 6.13%, 12/01/11                                29
        10      Nationwide Financial Services, 6.25%, 11/15/11                10
                                                                        --------
                                                                              39
                MULTI-MEDIA -- 0.3%
       115      AOL Time Warner, Inc., 6.75%, 04/15/11                       118
        75      Clear Channel Communications, Inc., 7.65%,
                 09/15/10+                                                    77
                                                                        --------
                                                                             195
                OIL & GAS -- 0.2%
        45      Kerr-McGee Corp., 6.88%, 09/15/11                             45
        25      Occidental Petroleum Corp., 6.75%, 01/15/12                   25
        55      Tosco Corp., 8.13%, 02/15/30                                  64
                                                                        --------
                                                                             134
                PAPER/FOREST PRODUCTS -- 0.0%
        25      International Paper Co., 6.75%, 09/01/11                      25
         5      Westvaco Corp., 8.20%, 01/15/30                                5
                                                                        --------
                                                                              30
                PHARMACEUTICALS -- 0.5%
       290      Abbott Laboratories, 5.13%, 07/01/04+                        298

                       See notes to financial statements.

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                PIPELINES -- 0.1%
   $    10      TransCanada Pipelines LTD (Canada) (Yankee),
                 8.63%, 05/15/12                                        $     11
        60      Williams Companies, Inc., Ser. A, 7.50%, 01/15/31             58
                                                                        --------
                                                                              69
                RETAILING -- 0.1%
        60      Target Corp., 7.00%, 07/15/31+                                62

                SHIPPING/TRANSPORTATION -- 0.3%
        90      Burlington Northern Santa Fe Corp., 6.75%,
                 7/15/11+                                                     92
        95      Union Pacific Corp., 6.65%, 01/15/11+                         97
                                                                        --------
                                                                             189
                TELECOMMUNICATIONS -- 1.9%
       500      AT&T Corp., 5.63%, 03/15/04                                  508
        55      BellSouth Capital Funding, 7.88%, 02/15/30                    64
        60      British Telecom PLC (United Kingdom), SUB, 8.88%,
                 12/15/30                                                     69
       115      Deutsche Telekom International Finance BV
                 (Netherlands), 8.00%, 06/15/10                              126
       160      France Telecom SA (France), SUB, #, 7.75%,
                 03/01/02                                                    171
        65      GTE Corp., 6.94%, 04/15/28                                    65
        55      Qwest Capital Funding, Inc., 6.88%, 07/15/28                  48
       160      Sprint Capital Corp., 7.63%, 01/30/11                        168
                Worldcom, Inc.,
        65       7.50%, 05/15/11                                              67
        25       8.25%, 05/15/31                                              26
                                                                        --------
                                                                           1,312
                UTILITIES -- 0.3%
        35      DTE Energy Co., 7.05%, 06/01/11                               36
        60      Duke Capital Corp., 7.50%, 10/01/09                           63
        40      FirstEnergy Corp., Ser. B, 6.45%, 11/15/11                    39
        25      Nisource Finance Corp., 7.88%, 11/15/10+                      26
        25      Progress Energy, Inc., 7.10%, 03/01/11                        26
                                                                        --------
                                                                             190
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                              5,905
                (Cost $5,797)
                ----------------------------------------------------------------

                RESIDENTIAL MORTGAGE BACKED SECURITIES -- 13.9%
                MORTGAGE BACKED PASS-THROUGH SECURITIES -- 13.9%
                Federal Home Loan Mortgage Corp.,
       885       Gold Pool E00532, 6.50%, 02/01/13+                          904
     1,000       Gold Pool, TBA, 6.50%, 02/13/32                             997

                Federal National Mortgage Association,
       750       Pool 535497, 6.50%, 08/01/30                                752
       730       Pool 606827, 6.50%, 10/01/31                                730
       375       TBA, 6.00%, 01/25/16                                        376
       825       TBA, 6.00%, 01/25/31                                        807
     4,085       TBA, 6.50%, 02/25/31                                      4,069

                       See notes to financial statements.

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
   $   571      Pool 158782, 6.50%, 08/15/28                            $    573
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities               9,208
                (Cost $9,071)
                ----------------------------------------------------------------

                COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.3%
       220      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2001-CF2, Class A4, 6.51%, 02/15/34+            221
       750      LB-UBS Commercial Mortgage Trust, Ser. 2001-C3,
                 Class A2, 6.37%, 12/15/28+                                  764
       520      Morgan Stanley Dean Witter Capital I, Ser.
                 2001-TOP3, Class A4, 6.39%, 07/15/33                        524
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities                1,509
                (Cost $1,497)
                ----------------------------------------------------------------

                ASSET BACKED SECURITIES -- 3.7%
       260      AmeriCredit Automobile Receivables Trust, Ser
                 2001-B, Class A4, 5.37%, 06/12/08+                          267
       750      Discover Card Master Trust I, Ser. 1993-3,
                 Class A, 6.20%, 05/16/06 +                                  785
       680      Ser. 2001-5, Class A, 5.30%, 11/16/06+                       700
       190      Honda Auto Receivables Owner Trust, Ser. 2001-1,
                 Class A4, 5.56%, 06/19/06+                                  197
       490      MBNA Credit Card Master Note Trust, Ser. 2001-A1,
                 Class A1, 5.75%, 10/15/08+                                  505
                ----------------------------------------------------------------
                Total Asset Backed Securities                              2,454
                (Cost $2,380)
--------------------------------------------------------------------------------
                Total Long-Term Investments                               57,481
                (Cost $54,024)
--------------------------------------------------------------------------------

      SHORT-TERM INVESTMENTS - 13.0%
                U.S. GOVERNMENT AGENCY SECURITY -- 8.3%
     5,483      Federal Home Loan Bank, DN, 1.47%, 01/02/02
                (Cost $5,483)                                              5,483
                COMMERCIAL PAPER -- 1.5%
     1,000      Societe Generale N.A., 1.95%, 01/08/02
                (Cost $1,000)                                              1,000

      SHARES
                MONEY MARKET FUND -- 3.2%
     2,136      JPMorgan Prime Money Market Fund (a)                       2,136
                (Cost $2,136)
--------------------------------------------------------------------------------
                Total Short-Term Investments                               8,619
                (Cost $8,619)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $ 66,100
                (Cost $62,643)
--------------------------------------------------------------------------------

                       See notes to financial statements.

FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                          NOTIONAL     UNREALIZED
  NUMBER                                                  VALUE AT    APPRECIATION
    OF                                     EXPIRATION     12/31/01    DEPRECIATION
 CONTRACTS   DESCRIPTION                      DATE          (USD)         (USD)
--------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
    13       2 Year Treasury Bonds        March, 2002      $1,320        $(19)
    21       2 Year Treasury Notes        March, 2002       4,389          17

             SHORT FUTURES OUTSTANDING
     2       5 Year Treasury Notes        March, 2002         212          (1)
    16       10 Year Treasury Notes       March, 2002       1,682          (3)
    15       Euro Dollar                  June, 2002        3,662         (12)


                       See notes to financial statements.

                       JPMorgan SELECT EQUITY INCOME FUND
                            PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 98.8%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 98.8%
                AUTOMOTIVE -- 1.9%
       315      Ford Motor Co.                                          $  4,949
        63      General Motors Corp.                                       3,039
                                                                        --------
                                                                           7,988
                BANKING -- 2.0%
        67      Bank of America Corp.                                      4,230
       100      Bank of New York Co., Inc.                                 4,072
                                                                        --------
                                                                           8,302
                CHEMICALS -- 2.3%
       147      Dow Chemical Co.                                           4,970
       109      E.I. DuPont de Nemours Co.                                 4,626
                                                                        --------
                                                                           9,596
                COMPUTER NETWORKS -- 0.8%
       183      Cisco Systems, Inc. *                                      3,321

                COMPUTER SOFTWARE -- 4.8%
       209      Microsoft Corp. *                                         13,848
       433      Oracle Corp. *                                             5,982
                                                                        --------
                                                                          19,830
                COMPUTERS/COMPUTER HARDWARE -- 4.8%
       154      Hewlett-Packard Co.                                        3,172
       140      International Business Machines Corp.                     16,932
                                                                        --------
                                                                          20,104
                CONSUMER PRODUCTS -- 4.7%
        99      Gillette Co.                                               3,321
       152      Philip Morris Companies, Inc.                              6,984
       120      Procter & Gamble Co.                                       9,467
                                                                        --------
                                                                          19,772
                DIVERSIFIED -- 5.2%
       428      General Electric Co.                                      17,140
        78      Tyco International LTD (Bermuda)                           4,578
                                                                        --------
                                                                          21,718
                ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.4%
        33      Emerson Electric Co.                                       1,866

                FINANCIAL SERVICES -- 9.7%
       201      American Express Co.                                       7,158
       362      Citigroup, Inc.                                           18,255
       127      Merrill Lynch & Co., Inc.                                  6,620
       150      Morgan Stanley Dean Witter & Co.                           8,380
                                                                        --------
                                                                          40,413
                FOOD/BEVERAGE PRODUCTS -- 6.8%
       177      Anheuser-Busch Companies, Inc.                             8,024
       101      Coca-Cola Co.                                              4,741
       102      PepsiCo, Inc.                                              4,953
       402      Sysco Corp.                                               10,529
                                                                        --------
                                                                          28,247
                INSURANCE -- 3.7%
       196      American International Group, Inc.                        15,523

                       See notes to financial statements.

--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                MACHINERY & ENGINEERING EQUIPMENT -- 3.5%
       152      Caterpillar, Inc.                                       $  7,951
       178      Dover Corp.                                                6,610
                                                                        --------
                                                                          14,561
                MANUFACTURING -- 0.6%
        71      Honeywell International, Inc.                              2,398

                MULTI-MEDIA -- 0.5%
        94      The Walt Disney Co.                                        1,949

                OIL & GAS -- 7.0%
        84      ChevronTexaco Corp.                                        7,562
       254      Exxon Mobil Corp.                                          9,975
        61      GlobalSantaFe Corp.                                        1,746
        47      Noble Drilling Corp. *                                     1,614
       138      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                             6,788
        26      Schlumberger LTD                                           1,456
                                                                        --------
                                                                          29,141
                PAPER/FOREST PRODUCTS -- 0.7%
        73      International Paper Co.                                    2,936

                PHARMACEUTICALS -- 15.5%
       155      Abbott Laboratories                                        8,651
       124      American Home Products Corp.                               7,595
       150      Bristol-Myers Squibb Co.                                   7,635
       129      Johnson & Johnson                                          7,652
       131      Lilly (Eli) & Co.                                         10,309
       108      Merck & Co., Inc.                                          6,366
       304      Pfizer, Inc.                                              12,102
        99      Pharmacia Corp.                                            4,206
                                                                        --------
                                                                          64,516
                RESTAURANTS/FOOD SERVICES -- 0.5%
        79      McDonald's Corp.                                           2,098

                RETAILING -- 7.2%
       103      Home Depot, Inc.                                           5,266
       149      Limited, Inc.                                              2,196
        81      May Department Stores Co.                                  2,984
       185      Target Corp.                                               7,574
       207      Wal-Mart Stores, Inc.                                     11,892
                                                                        --------
                                                                          29,912
                SEMI-CONDUCTORS -- 4.8%
       391      Intel Corp.                                               12,304
       277      Texas Instruments, Inc.                                    7,762
                                                                        --------
                                                                          20,066
                TELECOMMUNICATIONS -- 7.2%
       163      BellSouth Corp.                                            6,201
       297      SBC Communications, Inc.                                  11,621
       255      Verizon Communications, Inc.                              12,104
                                                                        --------
                                                                          29,926
                TELECOMMUNICATIONS EQUIPMENT -- 0.6%
       166      Motorola, Inc.                                             2,497

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                UTILITIES -- 3.6%
        50      Dominion Resources, Inc.                                $  3,028
       229      Duke Energy Corp.                                          8,996
        61      TXU Corp.                                                  2,886
                                                                        --------
                                                                          14,910
                ----------------------------------------------------------------
                Total Common Stocks                                      411,590
                (Cost $419,261)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT - 1.2%
                MONEY MARKET FUND -- 1.2%
     5,085      JPMorgan Prime Money Market Fund (a)                       5,085
                (Cost $5,085)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $416,675
                (Cost $424,346)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                     JPMorgan SELECT LARGE CAP EQUITY FUND
                            PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 95.3%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 95.3%
                AEROSPACE -- 0.4%
        11      General Dynamics Corp.                                  $    908

                AIRLINES -- 1.2%
       154      Southwest Airlines, Inc.                                   2,842

                BANKING -- 4.2%
        46      Bank of America Corp.                                      2,892
        44      Bank of New York Co., Inc.                                 1,795
        26      First Tennessee National Corp.                               950
        40      SunTrust Banks, Inc.                                       2,506
        34      Wells Fargo & Co.                                          1,491
                                                                        --------
                                                                           9,634
                BIOTECHNOLOGY -- 0.8%
        31      Amgen, Inc. *                                              1,750

                BROADCASTING/CABLE -- 1.1%
        68      Comcast Corp., Class A *                                   2,454

                BUSINESS SERVICES -- 1.3%
       101      Sungard Data Systems, Inc. *                               2,910

                COMPUTER NETWORKS -- 1.4%
       184      Cisco Systems, Inc. *                                      3,334

                COMPUTER SOFTWARE -- 6.4%
        41      First Data Corp.                                           3,179
       145      Microsoft Corp. *                                          9,579
       157      Oracle Corp. *                                             2,174
                                                                        --------
                                                                          14,932
                COMPUTERS/COMPUTER HARDWARE -- 3.5%
        46      Dell Computer Corp. *                                      1,241
        56      International Business Machines Corp.                      6,819
                                                                        --------
                                                                           8,060
                CONSUMER PRODUCTS -- 3.0%
        21      Colgate-Palmolive Co.                                      1,195
        65      Philip Morris Companies, Inc.                              2,960
        34      Procter & Gamble Co.                                       2,720
                                                                        --------
                                                                           6,875
                DIVERSIFIED -- 5.6%
       211      General Electric Co.                                       8,468
        77      Tyco International LTD (Bermuda)                           4,524
                                                                        --------
                                                                          12,992
                FINANCIAL SERVICES -- 9.0%
       148      Citigroup, Inc.                                            7,473
        22      Countrywide Credit Industries, Inc.                          914
        62      Fannie Mae                                                 4,921
        75      Household International, Inc.                              4,317
        25      Merrill Lynch & Co., Inc.                                  1,296

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                FINANCIAL SERVICES -- (CONTINUED)
        34      Morgan Stanley Dean Witter & Co.                        $  1,892
                                                                        --------
                                                                          20,813
                FOOD/BEVERAGE PRODUCTS -- 5.4%
        48      Anheuser-Busch Companies, Inc.                             2,154
        41      Coca-Cola Co.                                              1,928
        34      Kraft Foods, Inc., Class A                                 1,154
       146      Pepsi Bottling Group, Inc.                                 3,434
        58      PepsiCo, Inc.                                              2,800
        44      Sysco Corp.                                                1,142
                                                                        --------
                                                                          12,612
                HEALTH CARE/HEALTH CARE SERVICES -- 2.3%
        35      Becton, Dickinson & Co.                                    1,148
        45      Biomet, Inc.                                               1,403
        30      Tenet Healthcare Corp. *                                   1,767
        15      UnitedHealth Group, Inc.                                   1,040
                                                                        --------
                                                                           5,358
                INSURANCE -- 3.0%
        21      Ambac Financial Group, Inc.                                1,234
        54      American International Group, Inc.                         4,255
        27      MBIA, Inc.                                                 1,441
                                                                        --------
                                                                           6,930
                MANUFACTURING -- 1.4%
        48      Illinois Tool Works, Inc.                                  3,266

                METALS/MINING -- 1.4%
        95      Alcoa, Inc.                                                3,362

                MULTI-MEDIA -- 3.3%
       113      AOL Time Warner, Inc. *                                    3,612
        37      Gannett Co., Inc.                                          2,504
        37      Viacom, Inc., Class B *                                    1,645
                                                                        --------
                                                                           7,761
                OIL & GAS -- 6.0%
        80      BJ Services Co. *                                          2,607
        19      ChevronTexaco Corp.                                        1,714
       160      Exxon Mobil Corp.                                          6,305
        69      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                             3,403
                                                                        --------
                                                                          14,029
                PHARMACEUTICALS -- 11.5%
        71      Abbott Laboratories                                        3,968
        38      American Home Products Corp.                               2,318
        56      Bristol-Myers Squibb Co.                                   2,869
        69      Johnson & Johnson                                          4,063
        34      Lilly (Eli) & Co.                                          2,633
        64      Merck & Co., Inc.                                          3,782
       179      Pfizer, Inc.                                               7,151
                                                                        --------
                                                                          26,784
                RESTAURANTS/FOOD SERVICES -- 1.2%
        59      Tricon Global Restaurants, Inc. *                          2,879

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                RETAILING -- 8.8%
       107      Bed Bath & Beyond, Inc. *                               $  3,631
        65      Best Buy Co., Inc. *                                       4,806
        48      Home Depot, Inc.                                           2,455
        75      Target Corp.                                               3,076
       110      Wal-Mart Stores, Inc.                                      6,350
                                                                        --------
                                                                          20,318
                SEMI-CONDUCTORS -- 6.0%
        50      Applied Materials, Inc. *                                  1,990
       197      Intel Corp.                                                6,187
        92      KLA-Tencor Corp. *                                         4,574
        28      Novellus Systems, Inc. *                                   1,109
                                                                        --------
                                                                          13,860
                TELECOMMUNICATIONS -- 5.2%
        46      AT&T Corp.                                                   839
        71      BellSouth Corp.                                            2,725
        97      SBC Communications, Inc.                                   3,817
        37      Sprint Corp. (PCS Group) *                                   906
        81      Verizon Communications, Inc.                               3,864
                                                                        --------
                                                                          12,151
                UTILITIES -- 1.9%
       112      Duke Energy Corp.                                          4,377
                ----------------------------------------------------------------
                Total Common Stocks                                      221,191
                (Cost $223,488)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT - 4.7%
                MONEY MARKET FUND -- 4.7%
    10,829      JPMorgan Prime Money Market Fund (a)                      10,829
                (Cost $10,829)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $232,020
                (Cost $234,317)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                     JPMorgan SELECT LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 95.2%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 95.2%
                AEROSPACE -- 0.9%
        48      General Dynamics Corp.                                  $  3,799

                AUTOMOTIVE -- 0.4%
        25      AutoZone, Inc. *                                           1,809

                BIOTECHNOLOGY -- 2.0%
        71      Amgen, Inc. *                                              3,979
        78      Genzyme Corp. - General Division *                         4,687
                                                                        --------
                                                                           8,666
                BROADCASTING/CABLE -- 0.6%
        66      Comcast Corp., Class A *                                   2,368

                BUSINESS SERVICES -- 0.8%
        30      Affiliated Computer Services, Inc., Class A *              3,226

                COMPUTER NETWORKS -- 2.1%
       368      Cisco Systems, Inc. *                                      6,664
        37      Electronic Data Systems Corp.                              2,543
                                                                        --------
                                                                           9,207
                COMPUTER SOFTWARE -- 12.0%
       131      Intuit, Inc. *                                             5,591
       602      Microsoft Corp. *                                         39,908
       453      Oracle Corp. *                                             6,261
                                                                        --------
                                                                          51,760
                COMPUTERS/COMPUTER HARDWARE -- 7.0%
       248      EMC Corp. *                                                3,339
       219      International Business Machines Corp.                     26,527
                                                                        --------
                                                                          29,866
                CONSUMER PRODUCTS -- 3.3%
       230      Philip Morris Companies, Inc.                             10,532
        44      Procter & Gamble Co.                                       3,448
                                                                        --------
                                                                          13,980
                DIVERSIFIED -- 5.1%
       547      General Electric Co.                                      21,904

                FINANCIAL SERVICES -- 6.0%
        82      Fannie Mae                                                 6,487
       160      Goldman Sachs Group, Inc.                                 14,821
        51      USA Education, Inc.                                        4,277
                                                                        --------
                                                                          25,585
                FOOD/BEVERAGE PRODUCTS -- 6.0%
       142      Coca-Cola Co.                                              6,679
       122      Kraft Foods, Inc., Class A                                 4,148
       309      PepsiCo, Inc.                                             15,057
                                                                        --------
                                                                          25,884
                HEALTH CARE/HEALTH CARE SERVICES -- 5.0%
        56      Baxter International, Inc.                                 3,025
        84      Becton, Dickinson & Co.                                    2,773

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
       143      Biomet, Inc.                                            $  4,409
        55      Stryker Corp.                                              3,210
        53      Tenet Healthcare Corp. *                                   3,124
        67      UnitedHealth Group, Inc.                                   4,721
                                                                        --------
                                                                          21,262
                PHARMACEUTICALS -- 18.7%
        30      Biovail Corp. (Canada) *                                   1,682
       146      Bristol-Myers Squibb Co.                                   7,450
        34      Cardinal Health, Inc.                                      2,190
        19      Forest Laboratories, Inc. *                                1,524
        49      Gilead Sciences, Inc. *                                    3,194
       277      Johnson & Johnson                                         16,374
        33      King Pharmaceuticals, Inc. *                               1,369
        54      Lilly (Eli) & Co.                                          4,210
       232      Merck & Co., Inc.                                         13,628
       194      Mylan Laboratories, Inc.                                   7,277
       542      Pfizer, Inc.                                              21,598
                                                                        --------
                                                                          80,496
                RESTAURANTS/FOOD SERVICES -- 4.4%
       380      Tricon Global Restaurants, Inc. *                         18,711

                RETAILING -- 12.7%
        81      BJ's Wholesale Club, Inc. *                                3,588
        94      Kohl's Corp. *                                             6,634
       280      Lowe's Companies, Inc.                                    12,972
        70      Target Corp.                                               2,880
       498      Wal-Mart Stores, Inc.                                     28,677
                                                                        --------
                                                                          54,751
                SEMI-CONDUCTORS -- 7.3%
        67      Applied Materials, Inc. *                                  2,685
       762      Intel Corp.                                               23,975
        29      KLA-Tencor Corp. *                                         1,457
        45      Nvidia Corp.*                                              2,990
                                                                        --------
                                                                          31,107
                TELECOMMUNICATIONS -- 0.9%
        80      Verizon Communications, Inc.                               3,778
                ----------------------------------------------------------------
                Total Common Stocks                                      408,159
                (Cost $394,869)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT - 4.8%
                MONEY MARKET FUND -- 4.8%
    20,586      JPMorgan Prime Money Market Fund (a)                      20,586
                (Cost $20,586)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $428,745
                (Cost $415,455)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                            JPMorgan SELECT MID CAP
                                     EQUITY FUND
                            PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 90.4%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 90.4%
                APPAREL -- 1.6%
        76      Jones Apparel Group, Inc. *                             $  2,521

                AUTOMOTIVE -- 0.7%
        22      BorgWarner, Inc.                                           1,150

                BANKING -- 7.1%
        36      Associated Banc-Corp.                                      1,270
        34      Commerce Bancshares, Inc.                                  1,310
        57      Compass Bancshares, Inc.                                   1,613
        62      Cullen/Frost Bankers, Inc.                                 1,915
        48      FirstMerit Corp.                                           1,300
        33      Mercantile Bankshares Corp.                                1,420
        45      TCF Financial Corp.                                        2,160
                                                                        --------
                                                                          10,988
                BIOTECHNOLOGY -- 2.6%
        39      Genzyme Corp. - General Division *                         2,334
        15      IDEC Pharmaceuticals Corp. *                               1,034
        20      Protein Design Labs, Inc. *                                  656
                                                                        --------
                                                                           4,024
                BROADCASTING/CABLE -- 1.0%
        38      Univision Communications, Inc., Class A*                   1,537

                BUSINESS SERVICES -- 9.5%
        48      Affiliated Computer Services, Inc., Class A *              5,094
       160      Concord EFS, Inc. *                                        5,245
        55      Manpower, Inc.                                             1,854
        87      Sungard Data Systems, Inc. *                               2,517
                                                                        --------
                                                                          14,710
                COMPUTER SOFTWARE -- 2.1%
        37      Rational Software Corp. *                                    722
        13      Synopsys, Inc. *                                             768
        40      Veritas Software Corp. *                                   1,793
                                                                        --------
                                                                           3,283
                CONSTRUCTION -- 1.3%
        43      Lennar Corp.                                               2,013

                CONSTRUCTION MATERIALS -- 2.8%
        41      American Standard Companies, Inc. *                        2,797
        33      Martin Marietta Materials, Inc.                            1,538
                                                                        --------
                                                                           4,335
                ELECTRONICS/ELECTRICAL EQUIPMENT -- 4.4%
        33      Amphenol Corp., Class A *                                  1,586
        66      PerkinElmer, Inc.                                          2,311
        50      Sanmina-SCI Corp. *                                        1,001
       100      Vishay Intertechnology, Inc. *                             1,950
                                                                        --------
                                                                           6,848

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                ENTERTAINMENT/LEISURE -- 4.1%
        76      Harrah's Entertainment, Inc. *                          $  2,812
       175      Park Place Entertainment Corp. *                           1,605
        45      Sabre Group Holdings, Inc. *                               1,906
                                                                        --------
                                                                           6,323
                ENVIRONMENTAL SERVICES -- 0.7%
        55      Republic Services, Inc. *                                  1,098

                FINANCIAL SERVICES -- 2.7%
        50      A.G. Edwards, Inc.                                         2,209
        45      First American Corp.                                         843
        20      Golden West Financial Corp.                                1,177
                                                                        --------
                                                                           4,229
                FOOD/BEVERAGE PRODUCTS -- 1.9%
       126      Pepsi Bottling Group, Inc.                                 2,961

                HEALTH CARE/HEALTH CARE SERVICES -- 9.5%
        96      Cytyc Corp. *                                              2,506
        70      Dentsply International, Inc.                               3,515
       153      Health Management Associates, Inc., Class A *              2,815
       153      Healthsouth Corp. *                                        2,267
        83      Oxford Health Plans, Inc. *                                2,502
        22      Stryker Corp.                                              1,284
                                                                        --------
                                                                          14,889
                INSURANCE -- 5.8%
        98      ACE LTD (Bermuda)                                          3,935
        76      Radian Group, Inc.                                         3,264
        45      Torchmark Corp.                                            1,770
                                                                        --------
                                                                           8,969
                INTERNET SERVICES/SOFTWARE -- 2.2%
        80      Riverstone Networks, Inc. *                                1,328
        50      TMP Worldwide, Inc. *                                      2,145
                                                                        --------
                                                                           3,473
                MACHINERY & ENGINEERING EQUIPMENT -- 1.6%
        44      Zebra Technologies Corp., Class A *                        2,442

                MANUFACTURING -- 1.5%
        38      FMC Corp. *                                                2,261

                MULTI-MEDIA -- 1.1%
        87      Belo Corp., Class A                                        1,631

                OIL & GAS -- 5.7%
        52      Cooper Cameron Corp. *                                     2,099
        65      GlobalSantaFe Corp.                                        1,854
        30      Nabors Industries, Inc. *                                  1,030
        31      Noble Drilling Corp. *                                     1,055
        23      PanCanadian Energy Corp. (Canada)*                           587
        60      Talisman Energy, Inc. (Canada)                             2,271
                                                                        --------
                                                                           8,896
                PAPER/FOREST PRODUCTS -- 0.8%
        27      Bowater, Inc.                                              1,288

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                PHARMACEUTICALS -- 3.9%
        44      AmerisourceBergen Corp.                                 $  2,796
        37      Biovail Corp. (Canada) *                                   2,081
        35      Watson Pharmaceuticals, Inc. *                             1,099
                                                                        --------
                                                                           5,976
                PIPELINES -- 0.8%
        29      El Paso Corp.                                              1,294

                REAL ESTATE -- 0.7%
        33      LNR Property Corp.                                         1,029

                REAL ESTATE INVESTMENT TRUST -- 1.0%
        56      Equity Residential Properties Trust                        1,608

                RESTAURANTS/FOOD SERVICES -- 1.3%
        70      Brinker International, Inc. *                              2,083

                RETAILING -- 2.7%
        30      BJ's Wholesale Club, Inc. *                                1,323
        39      Federated Department Stores, Inc. *                        1,595
        47      Linens 'n Things, Inc. *                                   1,199
                                                                        --------
                                                                           4,117
                SEMI-CONDUCTORS -- 2.9%
        28      Altera Corp. *                                               594
        33      Intersil Corp., Class A *                                  1,064
        72      Microchip Technology, Inc. *                               2,790
                                                                        --------
                                                                           4,448
                SHIPPING/TRANSPORTATION -- 1.2%
        65      C.H. Robinson Worldwide, Inc.                              1,879

                TELECOMMUNICATIONS -- 1.4%
        48      U.S. Cellular Corp. *                                      2,172

                TRANSPORTATION -- 0.4%
        30      Canadian Pacific Railway LTD (Canada)                        575

                UTILITIES -- 3.4%
        20      Alliant Energy Corp.                                         607
        35      American Water Works, Inc.                                 1,461
        28      Nicor, Inc.                                                1,166
        32      NiSource, Inc.                                               738
        44      Scana Corp.                                                1,225
                                                                        --------
                                                                           5,197
                ----------------------------------------------------------------
                Total Common Stocks                                      140,247
                (Cost $109,023)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 9.6%
                MONEY MARKET FUND -- 9.6%
    14,878      JPMorgan Prime Money Market Fund (a)                      14,878
                (Cost $14,878)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $155,125
                (Cost $123,901)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                           JPMorgan SELECT SMALL CAP
                                  EQUITY FUND
                            PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 100.0%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 100.0%
                ADVERTISING -- 1.1%
        79      ADVO, Inc. *                                            $  3,382

                AEROSPACE -- 2.0%
        57      Alliant Techsystems, Inc. *                                4,388
        88      BE Aerospace, Inc. *                                         803
        69      Esterline Technologies Corp. *                             1,105
                                                                        --------
                                                                           6,296
                AIRLINES -- 0.7%
        93      Skywest, Inc.                                              2,357

                AUTOMOTIVE -- 4.9%
        62      BorgWarner, Inc.                                           3,221
       200      Copart, Inc. *                                             7,256
       101      Lithia Motors, Inc., Class A *                             2,091
        81      O'Reilly Automotive, Inc. *                                2,943
                                                                        --------
                                                                          15,511
                BANKING -- 4.8%
       289      Colonial BancGroup, Inc.                                   4,075
        97      Commerce Bancorp, Inc.                                     3,822
        48      East-West Bancorp, Inc.                                    1,233
        59      Southwest Bancorp of Texas, Inc. *                         1,789
        75      UCBH Holdings, Inc.                                        2,127
        80      United Bankshares, Inc.                                    2,294
                                                                        --------
                                                                          15,340
                BIOTECHNOLOGY -- 1.1%
        46      Cephalon, Inc. *                                           3,469

                BROADCASTING/CABLE -- 1.5%
       276      Entravision Communications Corp., Class A *                3,293
        51      Westwood One, Inc. *                                       1,528
                                                                        --------
                                                                           4,821
                BUSINESS SERVICES -- 4.9%
        68      ChoicePoint, Inc. *                                        3,470
        41      Fair, Isaac & Co., Inc.                                    2,600
       150      Iron Mountain, Inc. *                                      6,565
       125      On Assignment, Inc. *                                      2,864
                                                                        --------
                                                                          15,499
                CHEMICALS -- 3.0%
        49      Cabot Microelectronics Corp. *                             3,859
        67      OM Group, Inc.                                             4,442
        60      Spartech Corp.                                             1,233
                                                                        --------
                                                                           9,534
                COMPUTER NETWORKS -- 3.0%
        40      Avocent Corp. *                                              963
        65      Black Box Corp. *                                          3,432
        27      Cerner Corp. *                                             1,328
       108      NDCHealth Corp.                                            3,738
                                                                        --------
                                                                           9,461

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                COMPUTER SOFTWARE -- 2.5%
        71      Advent Software, Inc. *                                 $  3,556
       128      Mentor Graphics Corp. *                                    3,005
        52      Take-Two Interactive Software, Inc.*                         841
        14      THQ, Inc. *                                                  679
                                                                        --------
                                                                           8,081
                COMPUTERS/COMPUTER HARDWARE -- 2.7%
       178      CACI International, Inc., Class A *                        7,025
        42      Mercury Computer Systems, Inc. *                           1,654
                                                                        --------
                                                                           8,679
                CONSTRUCTION -- 4.1%
       129      D.R. Horton, Inc.                                          4,183
        88      EMCOR Group, Inc. *                                        4,016
         9      NVR, Inc. *                                                1,754
        69      Toll Brothers, Inc. *                                      3,029
                                                                        --------
                                                                          12,982
                CONSTRUCTION MATERIALS -- 0.6%
        52      Florida Rock Industries, Inc.                              1,907

                CONSUMER SERVICES -- 1.1%
        55      Education Management Corp. *                               2,000
        60      Regis Corp.                                                1,536
                                                                        --------
                                                                           3,536
                ELECTRONICS/ELECTRICAL EQUIPMENT -- 4.3%
       146      Gentex Corp. *                                             3,892
       153      PerkinElmer, Inc.                                          5,365
       157      Technitrol, Inc.                                           4,347
                                                                        --------
                                                                          13,604
                ENGINEERING SERVICES -- 1.1%
        55      Jacobs Engineering Group, Inc. *                           3,630

                ENVIRONMENTAL SERVICES -- 1.7%
       114      Tetra Tech, Inc. *                                         2,272
       104      Waste Connections, Inc. *                                  3,220
                                                                        --------
                                                                           5,492
                FINANCIAL SERVICES -- 2.3%
        51      Affiliated Managers Group, Inc. *                          3,616
       109      Raymond James Financial Corp.                              3,854
                                                                        --------
                                                                           7,470
                FOOD/BEVERAGE PRODUCTS -- 4.4%
        94      Constellation Brands, Inc. *                               4,006
       121      Fleming Companies, Inc.                                    2,231
       220      Performance Food Group Co. *                               7,752
                                                                        --------
                                                                          13,989
                HEALTH CARE/HEALTH CARE SERVICES -- 11.1%
       195      Community Health Systems, Inc. *                           4,967
       139      Cooper Companies, Inc.                                     6,967
        51      Molecular Devices Corp. *                                  1,060
        64      Oxford Health Plans, Inc. *                                1,923
       154      Patterson Dental Co. *                                     6,289
       254      Province Healthcare Co. *                                  7,836

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                HEALTH CARE/HEALTH CARE SERVICES -- (CONTINUED)
        98      Respironics, Inc. *                                     $  3,395
        48      Varian Medical Systems, Inc. *                             3,392
                                                                        --------
                                                                          35,829
                HOTELS/OTHER LODGING -- 1.1%
       214      Extended Stay America, Inc. *                              3,505

                INSURANCE -- 4.9%
        43      Arthur J. Gallagher & Co.                                  1,497
       101      Brown & Brown, Inc.                                        2,763
       151      HCC Insurance Holdings, Inc.                               4,155
        75      Hilb, Rogal & Hamilton Co.                                 4,189
        16      Markel Corp. *                                             2,892
                                                                        --------
                                                                          15,496
                MACHINERY & ENGINEERING EQUIPMENT -- 1.4%
       113      Brooks Automation, Inc. *                                  4,612

                METALS/MINING -- 0.6%
       134      Century Aluminum Co.                                       1,789

                MULTI-MEDIA -- 1.0%
        65      Entercom Communications Corp., Class A *                   3,235

                OIL & GAS -- 3.8%
        68      Newfield Exploration Co. *                                 2,422
       229      Pride International, Inc. *                                3,463
        80      The Laclede Group, Inc.                                    1,910
        85      Varco International, Inc. *                                1,279
        84      Vintage Petroleum, Inc.                                    1,209
        97      XTO Energy, Inc.                                           1,702
                                                                        --------
                                                                          11,985
                PHARMACEUTICALS -- 1.6%
        81      AdvancePCS, Inc. *                                         2,371
       111      Scios, Inc. *                                              2,632
                                                                        --------
                                                                           5,003
                REAL ESTATE INVESTMENT TRUST -- 1.7%
        86      Alexandria Real Estate Equities                            3,534
        36      Chelsea Property Group, Inc.                               1,753
                                                                        --------
                                                                           5,287
                RESTAURANTS/FOOD SERVICES -- 2.4%
       117      AFC Enterprises, Inc. *                                    3,324
        70      Jack in the Box, Inc. *                                    1,920
        66      Sonic Corp. *                                              2,374
                                                                        --------
                                                                           7,618
                RETAILING -- 5.7%
       103      BJ's Wholesale Club, Inc. *                                4,525
       139      Chico's FAS, Inc. *                                        5,527
       113      Genesco, Inc. *                                            2,336
       118      Luby's, Inc. *                                               673
       228      Pier 1 Imports, Inc.                                       3,957
        57      School Specialty, Inc. *                                   1,302
                                                                        --------
                                                                          18,320

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                SEMI-CONDUCTORS -- 5.1%
        53      Alpha Industries, Inc. *                                $  1,165
        51      International Rectifier Corp. *                            1,789
       102      Microsemi Corp. *                                          3,035
       175      Semtech Corp. *                                            6,239
       123      Varian, Inc. *                                             3,979
                                                                        --------
                                                                          16,207
                SHIPPING/TRANSPORTATION -- 1.4%
       156      C.H. Robinson Worldwide, Inc.                              4,504

                TELECOMMUNICATIONS -- 0.8%
       126      Price Communications Corp. *                               2,409

                TELECOMMUNICATIONS EQUIPMENT -- 1.0%
       145      Commscope, Inc. *                                          3,076

                TEXTILES -- 1.9%
       111      Mohawk Industries, Inc. *                                  6,078

                UTILITIES -- 2.7%
        85      American States Water Co.                                  2,953
        65      Philadelphia Suburban Corp.                                1,460
       147      PNM Resources, Inc.                                        4,120
                                                                        --------
                                                                           8,533
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $318,526
                (Cost $258,215)
--------------------------------------------------------------------------------

INDEX:
*         -- Non-income producing security.
@         -- Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
+         -- All or a portion of this security is segregated for TBA securities.
#         -- All or a portion of this security is a 144A security and can only be sold to qualified institutional buyers.
(a)       -- Affiliated. Money market fund registered under the Investment
             Company Act of 1940, as amended and advised by J.P. Morgan Fleming Asset Management, Inc.
DN        -- Discount Note: The rate shown is the effective yield at the date of purchase.
FRN       -- Floating Rate Note: The maturity date is the actual maturity date;
             the rate shown is the rate in effect as of December 31,2001.
Ser.      -- Series.
SUB       -- Step-Up Bond: The maturity date is the earlier of the call date or the maturity date; the rate shown is the rate in effect as of December 31, 2001.
TBA       -- To Be Announced.
USD       -- United States Dollar.

                       See notes to financial statements.

                             JPMorgan SELECT FUNDS
                                      STATEMENT OF ASSETS & LIABILITIES
                                      As of December 31, 2001

(Amounts in thousands, except per share amounts)

                                                                                         EQUITY
                                                                         BALANCED        INCOME        LARGE CAP
                                                                           FUND           FUND         EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment securities, at value                                    $66,100       $416,675        $232,020
        Receivables:
          Investment securities sold                                         5,760             --              --
          Interest and dividends                                               205            354             193
          Margin account for futures contracts                                   5             --              --
---------------------------------------------------------------------------------------------------------------------
     Total Assets                                                           72,070        417,029         232,213
---------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Due to custodian                                                       4              2              --
          Dividends                                                             16            130              39
          Investment securities purchased                                   12,005              4              17
          Fund shares redeemed                                                   1            942              72
        Accrued liabilities:
          Investment advisory fees                                              25            102              78
          Administration fees                                                    3             39              22
          Shareholder servicing fees                                             5             89              31
          Custodian fees                                                         3             11              10
          Trustees` fees                                                        35            190              48
          Other                                                                 44             74              64
---------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                      12,141          1,583             381
---------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid in capital                                                     56,698        424,114         252,520
        Accumulated overdistributed
        net investment income                                                  (32)          (188)            (47)
        Accumulated net realized loss
        on investments, futures and
        foreign exchange transactions                                         (176)          (809)        (18,344)
        Net unrealized appreciation/(depreciation)
        of investments and futures contracts                                 3,439         (7,671)         (2,297)
---------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                      $59,929       $415,446        $231,832
---------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding
     ($0.001 par value; unlimited number
     of shares authorized):                                                  2,946         21,044           9,365
     Net asset value, redemption
     and offering price per share                                          $ 20.34       $  19.74        $  24.75
---------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                   $62,643       $424,346        $234,317
---------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                  LARGE CAP           MID CAP           SMALL CAP
                                                                 GROWTH FUND        EQUITY FUND        EQUITY FUND
------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment securities, at value                            $428,745           $155,125           $318,526
        Receivables:
          Investment securities sold                                  6,376                 --                 --
          Interest and dividends                                        514                142                111
          Fund shares sold                                               60                 --                 43
------------------------------------------------------------------------------------------------------------------
     Total Assets                                                   435,695            155,267            318,680
------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Due to custodian                                                1                  2                156
          Dividends                                                     496                 --                 --
          Investment securities purchased                                46                 23                665
          Fund shares redeemed                                        1,440                  2                289
        Accrued liabilities:
          Investment advisory fees                                      146                 49                 59
          Administration fees                                            41                 14                 30
          Custodian fees                                                 12                 23                 17
          Trustees` fees                                                160                 30                 94
          Other                                                          61                 61                 44
------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                2,403                204              1,354
------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid in capital                                             484,523            123,266            254,972
        Accumulated overdistributed
        net investment income                                          (159)               (30)               (86)
        Accumulated net realized gain/(loss)
        on investments                                              (64,362)               603              2,129
        Net unrealized appreciation of investments                   13,290             31,224             60,311
------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                              $433,292           $155,063           $317,326
------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding
     ($0.001 par value; unlimited number
     of shares authorized):                                          24,914              5,255              7,842
     Net asset value, redemption
     and offering price per share                                  $  17.39           $  29.51           $  40.46
------------------------------------------------------------------------------------------------------------------
     Cost of investments                                           $415,455           $123,901           $258,215
------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

                             JPMorgan SELECT FUNDS
                                      STATEMENT OF OPERATIONS
                                      For the periods indicated

STATEMENT OF OPERATIONS For the periods indicated
(Amounts in thousands)

                                                        BALANCED FUND            EQUITY INCOME FUND        LARGE CAP EQUITY FUND
                                                 -------------------------   ------------------------    ------------------------
                                                   11/01/01        YEAR        11/01/01        YEAR        11/01/01        YEAR
                                                    THROUGH        ENDED        THROUGH        ENDED        THROUGH        ENDED
                                                 12/31/01 (a)     10/31/01   12/31/01 (a)    10/31/01    12/31/01 (a)    10/31/01
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

  Dividend                                            $ 69         $  480        $1,106        $7,401         $ 419        $2,171
  Interest                                             186          2,245            --           700            --           401
  Dividend income from affiliated investments           13              2            18           100            36            46
  Foreign taxes withheld                                --             (3)           --           (33)           --           (14)
----------------------------------------------------------------------------------------------------------------------------------
   Total investment income                             268          2,724         1,124         8,168           455         2,604
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:

  Investment advisory fees                              51            425           281         2,018           152           888
  Administration fees                                   15            128           105           757            57           333
  Shareholder servicing fees                            25            213           176         1,261            95           555
  Custodian fees                                        26            108            16           113            15            63
  Printing and postage                                  --              3            --             6            --             3
  Professional fees                                      4             29             6            44             6            32
  Registration expenses                                  2             23             3            24             2            18
  Transfer agent fees                                    4             24             5            30             5            19
  Trustees` fees                                        --+            23             1           125            --+           34
  Other                                                  1              5             4            20             3             9
----------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                      128            981           597         4,398           335         1,954
----------------------------------------------------------------------------------------------------------------------------------
  Less amounts waived                                   26            110           112           804            50           263
  Less expense reimbursements                           --             19            --           107            --            26
  Less earnings credits                                 --+             1            --+            1            --+           --
----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                        102            851           485         3,486           285         1,665
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                             166          1,873           639         4,682           170           939
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements.

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Net realized gain (loss) on transactions from:
     Investments                                                159       1,892       (338)       (466)     (1,088)      (17,244)
     Futures                                                   (102)        (30)        --          --          --            --
     Foreign exchange contracts                                  --           3         --          --          --            --
   Change in net unrealized appreciation/depreciation from:
     Investments                                              1,876     (16,178)    28,437    (126,577)     18,070       (55,917)
     Futures contracts                                           95        (113)        --          --          --            --
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign
  exchange transactions                                       2,028     (14,426)    28,099    (127,043)     16,982       (73,161)
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations      $2,194    $(12,553)   $28,738   $(122,361)    $17,152      $(72,222)
----------------------------------------------------------------------------------------------------------------------------------
* Includes reimbursements of investment advisory,
  administration and shareholder servicing fees of           $    1    $     --+   $     1   $       4     $     3      $      2
----------------------------------------------------------------------------------------------------------------------------------

(a)  The fund changed its fiscal year end from October 31 to December 31.
+    Rounds to less than one thousand.


                       See notes to financial statements.

                                                   LARGE CAP GROWTH FUND      MID CAP EQUITY FUND        SMALL CAP EQUITY FUND
                                                 -----------------------    ------------------------    ------------------------
                                                  11/01/01        YEAR       11/01/01        YEAR        11/01/01        YEAR
                                                   THROUGH       ENDED        THROUGH        ENDED        THROUGH        ENDED
                                                 12/31/01 (a)   10/31/01    12/31/01 (a)    10/31/01    12/31/01 (a)    10/31/01
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

  Dividend                                          $714         $3,699          $189        $1,062          $222        $1,565
  Interest                                            --            355            --           311            --           449
  Dividend income from affiliated investments        107             36            46            41            32            56
  Foreign taxes withheld                              --             (2)           --            (2)           --            --
--------------------------------------------------------------------------------------------------------------------------------
   Total investment income                           821          4,088           235         1,412           254         2,070
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:

  Investment advisory fees                           295          2,333           156           988           338         2,182
  Administration fees                                111            875            36           228            78           504
  Shareholder servicing fees                         185          1,458            60           380           130           839
  Custodian fees                                      18             65            15            92            18            95
  Printing and postage                                --             10            --             2            --             3
  Professional fees                                    6             42             4            26             5            28
  Registration expenses                                1              4             1            10             5            24
  Transfer agent fees                                  6             32             3            20             5            27
  Trustees` fees                                       1            110            --+           21             1            64
  Other                                                5             46             1             4             2            26
--------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                    628          4,975           276         1,771           582         3,792
--------------------------------------------------------------------------------------------------------------------------------
  Less amounts waived                                222          2,039           132           919           374         2,596
  Less expense reimbursements                         --             88            --            16            --            52
  Less earnings credit                                --             --            --+            2            --+           --
--------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                      406          2,848           144           834           208         1,144
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income                           415          1,240            91           578            46           926
--------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
   Investments                                                 (3,297)      (60,806)        603         530      3,331      (1,199)
  Change in net unrealized appreciation/depreciation from:
   Investments                                                 31,331      (199,578)     16,935     (25,662)    27,449     (58,941)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
   investments                                                 28,034     $(260,384)     17,538     (25,132)    30,780     (60,140)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations       $28,449     $(259,144)    $17,629    $(24,554)   $30,826    $(59,214)
-----------------------------------------------------------------------------------------------------------------------------------
* Includes reimbursements of investment advisory,
  administration and shareholder servicing fees of            $     9     $      --+    $     3    $      2    $     3    $      2
-----------------------------------------------------------------------------------------------------------------------------------

(a)  The fund changed its fiscal year end from October 31 to December 31.
+    Rounds to less than one thousand.

                       See notes to financial statements.

                             JPMorgan SELECT FUNDS
                                      STATEMENT OF CHANGES IN NET ASSETS
                                      For the periods indicated

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated
(Amounts in thousands)

                                                                        BALANCED FUND                    EQUITY INCOME FUND
                                                              --------------------------------  ----------------------------------
                                                                11/01/01      YEAR      YEAR     11/01/01       YEAR        YEAR
                                                                THROUGH      ENDED     ENDED      THROUGH      ENDED       ENDED
                                                              12/31/01 (a)  10/31/01  10/31/00  12/31/01 (a)  10/31/01    10/31/00
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $   166   $   1,873   $  3,136   $    639   $   4,682    $   5,904
  Net realized gain (loss) on investments, futures and foreign
    currency transactions                                            57       1,865     38,796       (338)       (466)      55,948
  Change in net unrealized appreciation/depreciation from
    investments and futures transactions                          1,971     (16,291)   (34,099)    28,437    (126,577)     (14,778)
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations             2,194     (12,553)     7,833     28,738    (122,361)      47,074
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (107)     (1,922)    (3,071)      (579)     (4,596)      (4,762)
  Net realized gain on investment transactions                   (1,484)    (30,876)   (10,114)        --     (41,155)     (95,215)
----------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                            (1,591)    (32,798)   (13,185)      (579)    (45,751)     (99,977)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                                       362       3,417      3,732      2,296      31,977       15,859
  Dividends reinvested                                            1,395      30,162     10,321          2      39,195       93,221
  Cost of shares redeemed                                        (3,789)    (47,671)   (47,380)   (20,687)   (122,062)    (218,878)
----------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions            (2,032)    (14,092)   (33,327)   (18,389)    (50,890)    (109,798)
----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                      (1,429)    (59,443)   (38,679)     9,770    (219,002)    (162,701)

NET ASSETS:
  Beginning of period                                            61,358     120,801    159,480    405,676     624,678      787,379
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                                 $59,929   $  61,358   $120,801   $415,446   $ 405,676    $ 624,678
----------------------------------------------------------------------------------------------------------------------------------
  Accumulated undistributed (overdistributed) net
   investment income                                            $   (32)  $     (93)  $      5   $   (188)  $    (250)   $     (19)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                             17         146        112        117       1,512          627
  Reinvested                                                         69       1,374        313         --+      1,801        3,770
  Redeemed                                                         (182)     (2,093)    (1,413)    (1,067)     (5,749)      (8,565)
----------------------------------------------------------------------------------------------------------------------------------
  Change in shares                                                  (96)       (573)      (988)      (950)     (2,436)      (4,168)
----------------------------------------------------------------------------------------------------------------------------------

                                                                               LARGE CAP EQUITY FUND
                                                                       -----------------------------------
                                                                         11/01/01       YEAR         YEAR
                                                                         THROUGH       ENDED        ENDED
                                                                       12/31/01 (a)  10/31/01     10/31/00
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                 $    170    $    939     $    298
  Net realized gain (loss) on investments, futures and foreign
    currency transactions                                                 (1,088)    (17,244)      27,874
  Change in net unrealized appreciation/depreciation from
    investments and futures transactions                                  18,070     (55,917)     (14,216)
----------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations                     17,152     (72,222)      13,956
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (133)     (1,050)        (196)
  Net realized gain on investment transactions                                --     (27,792)     (29,311)
----------------------------------------------------------------------------------------------------------
    Total dividends and distributions                                       (133)    (28,842)     (29,507)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                                              7,175      75,487       63,583
  Dividends reinvested                                                        --+     24,591       27,373
  Cost of shares redeemed                                                 (4,322)    (37,868)     (46,987)
----------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions                      2,853      62,210       43,969
----------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                               19,872     (38,854)      28,418

NET ASSETS:
  Beginning of period                                                    211,960     250,814      222,396
----------------------------------------------------------------------------------------------------------
  End of period                                                         $231,832    $211,960     $250,814
----------------------------------------------------------------------------------------------------------
  Accumulated undistributed (overdistributed) net investment income     $    (47)   $    (85)    $     97
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                                     291       2,868        1,729
  Reinvested                                                                  --+        899          758
  Redeemed                                                                  (176)     (1,406)      (1,255)
----------------------------------------------------------------------------------------------------------
  Change in shares                                                           115       2,361        1,232
----------------------------------------------------------------------------------------------------------

(a) The fund changed its fiscal year end from October 31 to December 31. + Rounds to less than one thousand.

                       See notes to financial statements.

                                                               LARGE CAP GROWTH FUND                  MID CAP EQUITY FUND
                                                       ------------------------------------   ------------------------------------
                                                         11/01/01       YEAR         YEAR       11/01/01       YEAR         YEAR
                                                          THROUGH       ENDED        ENDED       THROUGH       ENDED        ENDED
                                                       12/31/01 (a)   10/31/01     10/31/00   12/31/01 (a)   10/31/01     10/31/00
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                  $    415    $   1,240    $     749     $     91     $    578     $    785
  Net realized gain (loss) on investments                  (3,297)     (60,806)     291,985          603          530       27,663
  Change in net unrealized appreciation/depreciation
    from investments                                       31,331     (199,578)    (295,075)      16,935      (25,662)      10,508
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations      28,449     (259,144)      (2,341)      17,629      (24,554)      38,956
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (601)      (1,221)        (618)         (93)        (635)        (864)
  Net realized gain on investment transactions                 --     (291,743)     (85,852)        (475)     (27,722)     (30,537)
----------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                        (601)    (292,964)     (86,470)        (568)     (28,357)     (31,401)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                               3,476       59,090      145,461        7,151       16,225       12,613
  Dividends reinvested                                          9      274,390            8          440       27,171       30,217
  Cost of shares redeemed                                 (21,076)    (196,969)    (118,902)      (2,265)     (21,954)     (14,905)
----------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions     (17,591)     136,511       26,567        5,326       21,442       27,925
----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                10,257     (415,597)     (62,244)      22,387      (31,469)      35,480

NET ASSETS:
  Beginning of period                                     423,035      838,632      900,876      132,676      164,145      128,665
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                          $433,292    $ 423,035    $ 838,632     $155,063     $132,676     $164,145
----------------------------------------------------------------------------------------------------------------------------------
  Accumulated undistributed (overdistributed) net
   investment income                                     $   (159)   $      26    $     135     $    (30)    $    (21)    $     34
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                      200        2,876        3,041          251          543          356
  Reinvested                                                    1       13,557           --           16          937          978
  Redeemed                                                 (1,213)     (10,043)      (2,455)         (81)        (748)        (423)
----------------------------------------------------------------------------------------------------------------------------------
  Change in shares                                         (1,012)       6,390          586          186          732          911
----------------------------------------------------------------------------------------------------------------------------------

                                                                          Small Cap Equity Fund
                                                                   -----------------------------------
                                                                    11/01/01        Year        Year
                                                                     through        Ended       Ended
                                                                   12/31/01 (a)   10/31/01    10/31/00
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                              $     46     $    926    $    707
  Net realized gain (loss) on investments                               3,331       (1,199)     59,601
  Change in net unrealized appreciation/depreciation
    from investments                                                   27,449      (58,941)     34,161
------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations                  30,826      (59,214)     94,469
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (62)      (1,236)       (655)
  Net realized gain on investment transactions                             --      (50,412)    (61,371)
------------------------------------------------------------------------------------------------------
    Total dividends and distributions                                     (62)     (51,648)    (62,026)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                                           4,920       42,308      25,280
  Dividends reinvested                                                     --+      47,450      59,569
  Cost of shares redeemed                                             (17,792)     (58,995)    (76,545)
------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions                 (12,872)      30,763       8,304
------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                            17,892      (80,099)     40,747

NET ASSETS:
  Beginning of period                                                 299,434      379,533     338,786
------------------------------------------------------------------------------------------------------
  End of period                                                      $317,326     $299,434    $379,533
------------------------------------------------------------------------------------------------------
  Accumulated undistributed (overdistributed) net investment income  $    (86)    $    (74)   $    343
------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                                  124        1,068         545
  Reinvested                                                               --+       1,216       1,401
  Redeemed                                                               (453)      (1,537)     (1,631)
------------------------------------------------------------------------------------------------------
  Change in shares                                                       (329)         747         315
------------------------------------------------------------------------------------------------------


(a) The fund changed its fiscal year end from October 31 to December 31. + Rounds to less than one thousand.

                       See notes to financial statements.

                             JPMorgan SELECT FUNDS
                                      NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Select Group ("MFSG") (the "Trust") was organized on October 1, 1996 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company.

Effective February 28, 2001, the following six separate portfolios of the Trust (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trust:

    NEW NAME                                       OLD NAME
    JPMorgan Select Balanced                       Chase Vista Select
      Fund ("BF")                                    Balanced Fund
    JPMorgan Select Equity                         Chase Vista Select
      Income Fund ("EIF")                            Equity Income Fund
    JPMorgan Select Large Cap                      Chase Vista Select
      Equity Fund ("LCEF")                           Large Cap Equity Fund
    JPMorgan Select Large Cap                      Chase Vista Select
      Growth Fund ("LCGF")                           Large Cap Growth Fund
    JPMorgan Select Mid Cap                        Chase Vista Select New
      Equity Fund ("MCEF")                           Growth Opportunities Fund
    JPMorgan Select Small Cap                      Chase Vista Select Small Cap
      Equity Fund ("SCEF")                           Value Fund


Effective November 20, 1998, the following Funds underwent a split of shares:

    FUND                                                  SPLIT RATIO
    EIF                                                   3 shares for 1
    LCEF                                                  11 shares for 1
    LCGF                                                  3 shares for 1
    MCEF                                                  20 shares for 1

Net assets of the Funds and values of each shareholder account were unaffected by the split.

In 2001, the Funds changed their fiscal year end from October 31 to December 31.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

The Funds invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase.

Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the futures contracts.

Use of short futures contracts subjects the Fund to unlimited risk of loss.

The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

At December 31, 2001, the Funds had open futures contracts as shown on the Funds' Portfolio of Investments.

D. WRITTEN OPTIONS -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

The Funds may write options on stock index securities futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

At December 31, 2001, the Funds had no outstanding written options.

E. DOLLAR ROLLS -- The Funds' policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. BF had TBA Dollar Rolls outstanding as of December 31, 2001, which are included in receivable for investment securities sold and payable for investment securities purchased in the Statement of Assets and Liabilities.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Purchases of To Be Announced (TBA) or other delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its TBA purchase commitments.

G. FOREIGN CURRENCY TRANSLATION-- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

H. ORGANIZATION COSTS -- Organization and initial registration costs incurred (prior to June 1998) in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning at the commencement of operations of each Fund. The amortization of deferred organization costs are included in other expenses in the Statement of operations.

I. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

J. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition--"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

The tax character of distributions paid during the period ended December 31, 2001 were as follows (in thousands):

                                     ORDINARY                   LONG-TERM                       TOTAL
                                      INCOME                   CAPITAL GAIN                  DISTRIBUTIONS
    BF                                  $107                      $1,484                        $1,591
    EIF                                  579                          --                           579
    LCEF                                 133                          --                           133
    LCGF                                 601                          --                           601
    MCEF                                  93                         475                           568
    SCEF                                  59                           3                            62

At December 31, 2001, the components of net assets (excluding paid in capital) on a tax basis were as follows (in thousands):

                                                                         BF             EIF            LCEF
    Current distributable ordinary income                               $    2       $     2      $     --
    Plus/Less: cumulative timing differences                               (34)         (190)          (48)
                                                                        ------       -------      --------
    Undistributed ordinary income or overdistribution
      of ordinary income                                                   (32)         (188)          (48)
                                                                        ======       =======      ========
    Current distributable long-term capital gain or
      tax basis capital loss carryover                                     135          (783)      (18,317)
    Plus/Less: cumulative timing differences                                --            --            --
                                                                        ------       -------      --------
    Undistributed long-term gains/accumulated
      capital loss                                                         135          (783)      (18,317)
                                                                        ======       =======      ========
    Unrealized appreciation/(depreciation)                              $3,128       $(7,697)     $ (2,323)
                                                                        ======       =======      ========

                                                                          LCGF          MCEF          SCEF
    Current distributable ordinary income                             $      1       $   277        $    --
    Plus/Less: cumulative timing differences                              (160)          (30)           (94)
                                                                      --------       -------        -------
    Undistributed ordinary income or overdistribution
      of ordinary income                                                  (159)          247            (94)
                                                                      ========       =======        =======
    Current distributable long-term capital gain or
      tax basis capital loss carryover                                 (53,567)          333          2,129
    Plus/Less: cumulative timing differences                                --            --             --
                                                                      --------       -------        -------
    Undistributed long-term gains/accumulated
      capital loss                                                     (53,567)          333          2,129
                                                                      ========       =======        =======
    Unrealized appreciation/(depreciation)                            $  2,495       $31,217        $60,319
                                                                      ========       =======        =======

The differences between book basis and tax basis for the Funds are primarily related to wash sale deferrals, mark to market on futures and tax basis adjustments to investments in REITS. The cumulative timing differences are primarily attributable to deferred compensation.

K. EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE-- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Funds. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                      INVESTMENT
       FUND                           ADVISORY FEE (%)
       BF                                   0.50
       EIF                                  0.40
       LCEF                                 0.40
       LCGF                                 0.40
       MCEF                                 0.65
       SCEF                                 0.65

The Adviser (and its predecessor) voluntarily waived fees as outlined in Note 2.F. below.

Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment adviser to each Fund and JPMFAM acted as the investment sub-adviser to each Fund. Pursuant to a Investment Sub-Advisory Agreement between Chase and JPMFAM, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.25% of the average daily net assets of BF, 0.20% of the average daily net assets of EIF, LCEF and LCGF and 0.30% of the average daily net assets of MCEF and SCEF. The Investment Advisory Agreement between each Fund and Chase has been assigned to JPMFAM.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMorgan Chase Bank ("JPMorgan") (the "Administrator") provides certain administration services to the Trust. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

Prior to September 10, 2001, the Administrator received from the Funds a fee computed daily and paid monthly at the annual rate equal to 0.10% of the respective Fund's average daily net assets. Effective September 10, 2001, the Trustees approved a new combined Administration agreement that eliminated the paying of sub-administration fees (0.05% annualized for the Funds) directly by the Funds. In connection with this Administration agreement, effective September 10, 2001, BISYS Fund Services, L.P. ("BISYS") serves as the Funds' Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMorgan as Administrator.

The Administrator voluntarily waived fees as outlined in Note 2.F. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor") (formerly Vista Fund Distributors, Inc.), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provided certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund through September 9, 2001.

D. SHAREHOLDER SERVICING FEES -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund. JPMorgan and certain of its affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived fees as outlined in Note 2.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMorgan provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as Custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by JPMorgan as custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVER OF FEES -- For the period ended December 31, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (in thousands):

    FUNDS         INVESTMENT ADVISORY     ADMINISTRATION     SHAREHOLDER SERVICING
    BF            $--                     $10                $ 16
    EIF            84                      28                  --
    LCEF           --                      15                  35
    LCGF            7                      30                 185
    MCEF           62                      10                  60
    SCEF          223                      21                 130

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

3. INVESTMENT TRANSACTIONS

For the period ended December 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                           PURCHASES                  SALES                 PURCHASES            SALES
                         (EXCLUDING U.S.          (EXCLUDING U.S.            OF U.S.            OF U.S.
                           GOVERNMENT)              GOVERNMENT)            GOVERNMENT         GOVERNMENT
    BF                       $ 4,243                   $ 4,335               $15,054            $19,862
    EIF                           --                    10,071                    --                 --
    LCEF                          --                     1,521                    --                 --
    LCGF                      11,614                    52,585                    --                 --
    MCEF                       2,150                     2,332                    --                 --
    SCEF                      24,851                    20,719                    --                 --

4. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2001 are as follows (in thousands):

                                                    GROSS                GROSS              NET UNREALIZED
                               AGGREGATE          UNREALIZED           UNREALIZED            APPRECIATION/
    FUND                         COST            APPRECIATION         DEPRECIATION          (DEPRECIATION)
    BF                       $   62,972           $   6,465           $   (3,337)             $   3,128
    EIF                         424,372              43,577              (51,274)               (7,697)
    LCEF                        234,343              20,915              (23,238)               (2,323)
    LCGF                        426,250              41,782              (39,287)                 2,495
    MCEF                        123,908              34,950               (3,733)                31,217
    SCEF                        258,207              73,885              (13,566)                60,319

At December 31, 2001, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                                                               EXPIRATION
    FUND                                                               AMOUNT                     DATE
    EIF                                                               $   461,042          December 31, 2008
                                                                          322,538          December 31, 2009
                                                                      -----------
                                                                          783,580
    LCEF                                                               17,229,334          December 31, 2008
                                                                        1,087,454          December 31, 2009
                                                                      -----------
                                                                       18,316,788
    LCGF                                                               50,265,633          December 31, 2008
                                                                        3,300,904          December 31, 2009
                                                                      -----------
                                                                       53,566,537

During the period ended December 31, 2001, SCEF utilized capital loss carryforwards of $1,198,689.

5. CONCENTRATIONS

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Fund is invested.

6. TRUSTEE COMPENSATION

The Funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period from November 1, 2000 through May 15, 2001, included in Trustees Fees in the Statement of Operations, were as follows (in thousands):

                                   PENSION
                                   EXPENSES
       BF                               $1
       EIF                               6
       LCEF                              2
       LCGF                              7
       MCEF                              1
       SCEF                              3

In connection with the consolidation of the heritage J. P. Morgan and heritage Chase fund families, and the reduction in the number of combined trustees on the new board from 22 to 8, the Pension Plan was terminated effective May 15, 2001. In furtherance of this termination, the Trustees were paid an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (Formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                       CHASE                               DEFERRED
    FUND NAME                      REIMBURSEMENT                    COMPENSATION ROLLOVER
     BF                                $ 19                                 $  30
     EIF                                107                                   167
     LCEF                                26                                    41
     LCGF                                88                                   139
     MCEF                                16                                    25
     SCEF                                52                                    82

Accrued liability and expense amounts from the deferred compensation plan are included in Trustees' fees on the Statement of Assets and Liabilities and the Statement of Operations, respectively.

7. BANK BORROWINGS

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. This agreement will expire on April 4, 2002.

The Funds had no borrowings outstanding at December 31, 2001, nor at any time during the period then ended.

JPMORGAN SELECT FUNDS
FINANCIAL HIGHLIGHTS

                                                                                           JPMORGAN SELECT BALANCED FUND
                                                                            -------------------------------------------------------
                                                                            11/01/01        YEAR ENDED OCTOBER 31,         1/01/97*
                                                                             THROUGH   ----------------------------------  THROUGH
                                                                            12/31/01**  2001      2000      1999    1998   10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                          $20.17   $33.42    $34.64    $33.53  $34.08   $30.62
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                         0.06     0.49      0.79      1.17    1.32     1.17
  Net gains or losses in securities (both realized and unrealized)              0.67    (4.13)     0.98      3.12    3.05     3.46
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                             0.73    (3.64)     1.77      4.29    4.37     4.63
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income                                          0.04     0.51      0.77      1.17    1.31     1.17
  Distributions from capital gains                                              0.52     9.10      2.22      2.01    3.61       --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                            0.56     9.61      2.99      3.18    4.92     1.17
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $20.34   $20.17    $33.42    $34.64  $33.53   $34.08
===================================================================================================================================
Total return                                                                    3.59%  (12.66%)    5.34%    13.30%  14.28%   15.36%
Ratios/supplemental data:
  Net assets, end of period (in millions)                                        $60      $61      $121      $159    $152     $179
Ratios to average net assets: #
  Net expenses                                                                  1.00%    1.00%     0.93%     0.05%   0.03%    0.03%
  Net investment income                                                         1.63%    2.20%     2.30%     3.37%   3.98%    4.29%
  Expenses without waivers, reimbursements and earnings credits                 1.26%    1.15%     0.99%     0.75%   0.75%    0.72%
  Net investment income without waivers, reimbursements and earnings credits    1.37%    2.05%     2.24%     2.67%   3.26%    3.60%
Portfolio turnover rate                                                           32%     141%      122%       93%     50%     131%
-----------------------------------------------------------------------------------------------------------------------------------

  *  Commencement of Operations.
  #  Short periods have been annualized.
  ** The Fund changed its fiscal year end from October 31 to December 31.

                       See notes to financial statements.

                                                                        JPMORGAN SELECT EQUITY INCOME FUND(1)
                                                     ---------------------------------------------------------------------------
                                                      11/01/01                 YEAR ENDED OCTOBER 31,                  01/01/97*
                                                      THROUGH      -------------------------------------------------   THROUGH
                                                     12/31/01**      2001         2000         1999         1998       10/31/97
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                 $    18.44   $    25.57   $    27.53   $    28.89   $    34.22   $    28.32
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03         0.20         0.21         0.65         0.85         0.79
  Net gains or losses in securities
  (both realized and unrealized)                           1.30        (5.41)        1.40         1.69         1.50         5.90
--------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                       1.33        (5.21)        1.61         2.34         2.35         6.69
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income                     0.03         0.19         0.17         0.67         0.83         0.79
  Distributions from capital gains                           --         1.73         3.40         3.03         6.85           --
--------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                      0.03         1.92         3.57         3.70         7.68         0.79
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    19.74   $    18.44   $    25.57   $    27.53   $    28.89   $    34.22
================================================================================================================================
Total return                                               7.20%      (21.43%)       6.35%        8.18%        7.62%       23.78%
Ratios/supplemental data:
  Net assets, end of period (in millions)            $      415   $      406   $      625   $      787   $      923   $      955
Ratios to average net assets: #
  Net expenses                                             0.69%        0.69%        0.68%        0.03%        0.03%        0.03%
  Net investment income                                    0.91%        0.93%        0.83%        2.25%        2.85%        2.97%
  Expenses without waivers, reimbursements
  and earnings credits                                     0.85%        0.87%        0.80%        0.58%        0.59%        0.59%
  Net investment income without waivers,
  reimbursements and earnings credits                      0.75%        0.75%        0.71%        1.70%        2.29%        2.41%
Portfolio turnover rate                                       0%           8%          43%         146%         148%          73%
--------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations.
#    Short periods have been annualized.
**   The Fund changed its fiscal year end from October 31 to December 31.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                       See notes to financial statements.

                                                                      JPMORGAN SELECT LARGE CAP EQUITY FUND(1)
                                                     ---------------------------------------------------------------------------
                                                      11/01/01                 YEAR ENDED OCTOBER 31,                  01/01/97*
                                                      THROUGH      -------------------------------------------------   THROUGH
                                                     12/31/01**      2001         2000         1999         1998       10/31/97
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                 $    22.92   $    36.41   $    39.31   $    37.52   $    46.58   $    37.22
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02         0.11         0.05         0.52         0.56         0.59
  Net gains or losses in securities
  (both realized and unrealized)                           1.82        (9.36)        2.31         6.56         5.27         9.36
--------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                       1.84        (9.25)        2.36         7.08         5.83         9.95
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income                     0.01         0.13         0.03         0.52         0.56         0.59
  Distributions from capital gains                           --         4.11         5.23         4.77        14.33           --
--------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                      0.01         4.24         5.26         5.29        14.89         0.59
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    24.75   $    22.92   $    36.41   $    39.31   $    37.52   $    46.58
================================================================================================================================
Total return                                               8.05%      (27.25%)       6.13%       20.36%       16.58%       26.89%
Ratios/supplemental data:
  Net assets, end of period (in millions)            $      232   $      212   $      251   $      222   $      177   $      186
Ratios to average net assets: #
  Net expenses                                             0.75%        0.75%        0.76%        0.05%        0.03%        0.03%
  Net investment income                                    0.45%        0.42%        0.12%        1.36%        1.46%        1.66%
  Expenses without waivers, reimbursements
  and earnings credits                                     0.88%        0.88%        0.85%        0.65%        0.65%        0.58%
  Net investment income without waivers,
  reimbursements and earnings credits                      0.32%        0.29%        0.03%        0.76%        0.86%        1.11%
Portfolio turnover rate                                       0%          52%          57%         106%          56%          54%
--------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations.
#    Short periods have been annualized.
**   The Fund changed its fiscal year end from October 31 to December 31.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                       See notes to financial statements.

                                                                      JPMORGAN SELECT LARGE CAP GROWTH FUND(1)
                                                     ---------------------------------------------------------------------------
                                                      11/01/01                 YEAR ENDED OCTOBER 31,                  01/01/97*
                                                      THROUGH      -------------------------------------------------   THROUGH
                                                     12/31/01**      2001         2000         1999         1998       10/31/97
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                 $    16.32   $    42.93   $    47.54   $    37.36   $    32.30   $    26.01
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02         0.04         0.04         0.30         0.34         0.28
  Net gains or losses in securities
  (both realized and unrealized)                           1.07       (11.41)       (0.07)       13.66         8.23         6.29
--------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                       1.09       (11.37)       (0.03)       13.96         8.57         6.57
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income                     0.02         0.04         0.03         0.30         0.34         0.28
  Distributions from capital gains                           --        15.20         4.55         3.48         3.17           --
--------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                      0.02        15.24         4.58         3.78         3.51         0.28
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    17.39   $    16.32   $    42.93   $    47.54   $    37.36   $    32.30
================================================================================================================================
Total return                                               6.70%      (33.30%)      (0.91%)      39.78%       29.12%       25.32%
Ratios/supplemental data:
  Net assets, end of period (in millions)            $      433   $      423   $      839   $      901   $      654   $      548
Ratios to average net assets: #
  Net expenses                                             0.55%        0.49%        0.47%        0.03%        0.02%        0.02%
  Net investment income                                    0.56%        0.21%        0.08%        0.69%        0.98%        1.12%
  Expenses without waivers, reimbursements
  and earnings credits                                     0.85%        0.85%        0.80%        0.59%        0.60%        0.60%
  Net investment income without waivers,
  reimbursements and earnings credits                      0.26%       (0.15%)      (0.25%)       0.13%        0.40%        0.54%
Portfolio turnover rate                                       3%          84%          74%          26%          22%          36%
--------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations.
#    Short periods have been annualized.
**   The Fund changed its fiscal year end from October 31 to December 31.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                       See notes to financial statements.

                                                                       JPMORGAN SELECT MID CAP EQUITY FUND(1)
                                                     ---------------------------------------------------------------------------
                                                      11/01/01                 YEAR ENDED OCTOBER 31,                  01/01/97*
                                                      THROUGH      -------------------------------------------------   THROUGH
                                                     12/31/01**      2001         2000         1999         1998       10/31/97
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                 $    26.17   $    37.85   $    37.55   $    29.63   $    32.39   $    28.58
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02         0.12         0.17         0.15         0.14         0.15
  Net gains or losses in securities
  (both realized and unrealized)                           3.43        (5.30)        9.34         8.52        (0.42)        3.80
--------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                       3.45        (5.18)        9.51         8.67        (0.28)        3.95
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income                     0.02         0.12         0.20         0.14         0.13         0.14
  Distributions from capital gains                         0.09         6.38         9.01         0.61         2.35           --
--------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                      0.11         6.50         9.21         0.75         2.48         0.14
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    29.51   $    26.17   $    37.85   $    37.55   $    29.63   $    32.39
================================================================================================================================
Total return                                              13.20%      (15.27%)      30.94%       29.65%       (0.70%)      13.90%
Ratios/supplemental data:
  Net assets, end of period (in millions)            $      155   $      133   $      164   $      129   $      112   $      116
Ratios to average net assets: #
  Net expenses                                             0.60%        0.55%        0.41%        0.07%        0.08%        0.08%
  Net investment income                                    0.38%        0.38%        0.52%        0.44%        0.43%        0.57%
  Expenses without waivers, reimbursements
  and earnings credits                                     1.15%        1.15%        1.14%        0.93%        0.94%        0.92%
  Net investment income without waivers,
  reimbursements and earnings credits                     (0.17%)      (0.22%)      (0.21%)      (0.42%)      (0.43%)      (0.27%)
Portfolio turnover rate                                       2%          55%          84%         101%          67%          50%
--------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations.
#    Short periods have been annualized.
**   The Fund changed its fiscal year end from October 31 to December 31.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                       See notes to financial statements.

                                                                       JPMORGAN SELECT SMALL CAP EQUITY FUND
                                                     ---------------------------------------------------------------------------
                                                      11/01/01                 YEAR ENDED OCTOBER 31,                  01/01/97*
                                                      THROUGH      -------------------------------------------------   THROUGH
                                                     12/31/01**      2001         2000         1999         1998       10/31/97
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                 $    36.65   $    51.12   $    47.66   $    52.73   $    60.54   $    51.87
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.01         0.10         0.08         0.64         0.74         0.57
  Net gains or losses in securities
  (both realized and unrealized)                           3.81        (7.61)       12.44        (2.50)       (5.72)        8.62
--------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                       3.82        (7.51)       12.52        (1.86)       (4.98)        9.19
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income                     0.01         0.14         0.08         0.64         0.75         0.52
  Distributions from capital gains                           --         6.82         8.98         2.57         2.08           --
--------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                      0.01         6.96         9.06         3.21         2.83         0.52
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    40.46   $    36.65   $    51.12   $    47.66   $    52.73   $    60.54
================================================================================================================================
Total return                                              10.42%      (15.47%)      30.16%       (4.20%)      (8.53%)      17.80%
Ratios/supplemental data:
  Net assets, end of period (in millions)            $      317   $      299   $      380   $      339   $      418   $      488
Ratios to average net assets: #
  Net expenses                                             0.40%        0.34%        0.50%        0.04%        0.02%        0.02%
  Net investment income                                    0.09%        0.28%        0.19%        1.16%        1.28%        1.26%
  Expenses without waivers, reimbursements
  and earnings credits                                     1.12%        1.13%        1.07%        0.86%        0.85%        0.85%
  Net investment income without waivers,
  reimbursements and earnings credits                     (0.63%)      (0.51%)      (0.38%)       0.34%        0.45%        0.43%
Portfolio turnover rate                                       7%          50%          76%          55%           6%           8%
--------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations.
#    Short periods have been annualized.
**   The Fund changed its fiscal year end from October 31 to December 31.


                       See notes to financial statements.

     JPMorgan
     REPORT OF INDEPENDENT ACCOUNTANTS



To the Trustees and Shareholders of
Mutual Fund Select Group

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Select Balanced Fund, JPMorgan Select Equity Income Fund, JPMorgan Select Large Cap Equity Fund, JPMorgan Select Large Cap Growth Fund, JPMorgan Select Mid Cap Equity Fund and JPMorgan Select Small Cap Equity Fund (separate portfolios constituting Mutual Fund Select Group, hereafter referred to as the "Funds") at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 14, 2002



                       See notes to financial statements.

JPMorgan SELECT FUNDS

                    SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)



A Special Meeting of Shareholders was held on July 3, 2001 at 1211 Avenue of the Americas, New York, New York 10036 for purposes of approving the election of eight Trustees. A majority of shareholders of Mutual Fund Select Group approved the election of each Trustee by the following votes:


MUTUAL FUND SELECT GROUP:

                                   AFFIRMATIVE        NEGATIVE
William J. Armstrong                 116,454,158           634,066
Roland R. Eppley, Jr.                116,438,211           627,351
Ann Maynard Gray                     116,453,564           611,999
Matthew Healey                       116,453,564           611,999
Fergus Reid, III                     116,434,092           631,471
James J. Schonbachler                116,453,564           611,999
Leonard M. Spalding, Jr.             116,449,445           616,118
H. Richard Vartabedian               116,453,564           611,999

JPMorgan
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic
information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                                                                                          NUMBER OF
                            POSITIONS                                                     PORTFOLIOS IN    OTHER
                            HELD WITH      TERM OF                                        JP MORGAN FUND   DIRECTORSHIPS
                            EACH           OFFICE AND                                     COMPLEX          HELD OUTSIDE
NAME, CONTACT               JPMORGAN       LENGTH OF      PRINCIPAL OCCUPATIONS           OVERSEEN BY      JP MORGAN
ADDRESS AND AGE             TRUST          TIME SERVED    DURING PAST 5 YEARS             TRUSTEES         FUND COMPLEX
-------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)
William J. Armstrong;       Trustee        Since 1988     Retired; formerly Vice          79               None
522 Fifth Avenue,                                         President and Treasurer,
New York, NY 10036;                                       Ingersoll-Rand Company
Age 60

Roland R. Eppley, Jr.;      Trustee        Since 1989     Retired; formerly President     79               Director of
522 Fifth Avenue,                                         and Chief Executive Officer,                     Janel Hydraulics
New York, NY 10036;                                       Eastern States Bankcard
Age 69                                                    Association, Inc.

Ann Maynard Gray;           Trustee        Since 2001     Former President, Diversified   79               Director of Duke
522 Fifth Avenue,                                         Publishing Group and                             Energy Corporation
New York, NY 10036;                                       Vice President Capital                           and Elan
Age 56                                                    Cities/ABC, Inc.                                 Corporation, PLC

Matthew Healey;             Trustee and    Since 2001                                     79               None
522 Fifth Avenue,           President of
New York, NY 10036;         the Board
Age 64                      of Trustees

Fergus Reid, III;           Trustee and    Since 1985     Chairman and Chief              79               Trustee of the
522 Fifth Avenue,           Chairman of                   Executive Officer, Lumelite                      Morgan Stanley
New York, NY 10036;         the Board of                  Corporation                                      Funds
Age 69                      Trustees

James J. Schonbachler;      Trustee        Since 2001     Retired; formerly Managing      79               None
522 Fifth Avenue,                                         Director, Bankers Trust
New York, NY 10036;                                       Company
Age 58

H. Richard                  Trustee        Since 1992     Investment Management           79               None
Vartabedian;                                              Consultant; formerly Senior
522 Fifth Avenue,                                         Investment Officer, Division
New York, NY 10036;                                       Executive of Investment
Age 66                                                    Management Division of The
                                                          Chase Manhattan Bank

INTERESTED TRUSTEE(S)
Leonard M. Spalding*        Trustee        since 1998     Retired; formerly President     79               None
522 Fifth Avenue,                                         and Chief Executive Officer
New York, NY 10036;                                       of Vista Capital Management
Age 66                                                    and formerly Chief
                                                          Investment Executive of the
                                                          Chase Manhattan Private Bank

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.


                       See notes to financial statements.

                            POSITIONS
                            HELD WITH                TERM OF
                            EACH                     OFFICE AND
NAME, CONTACT               JPMORGAN                 LENGTH OF      PRINCIPAL OCCUPATIONS
ADDRESS AND AGE             TRUST                    TIME SERVED    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
George Gatch; 522 Fifth     President                since 2001     Managing Director, J.P. Morgan
Avenue, New York, NY                                                Investment Management, Inc. and
10036; Age 39                                                       head of JPMorgan Fleming's U.S.
                                                                    Mutual Funds and Financial
                                                                    Intermediaries Business

David Wezdenko; 522 Fifth   Treasurer                since 2001     Vice President, J.P. Morgan Investment
Avenue, New York, NY                                                Management, Inc. and Chief Operating
10036; Age 38                                                       Officer for JPMorgan Fleming's U.S.
                                                                    Mutual Funds and Financial
                                                                    Intermediaries Business

Sharon Weinberg; 522        Secretary                since 2001     Vice President, J.P. Morgan Investment
Fifth Avenue, New York,                                             Management, Inc. and head of
NY 10036; Age 42                                                    Business and Product Strategy for
                                                                    JPMorgan Fleming's U.S. Mutual Funds
                                                                    and Financial Intermediaries Business

Michael Moran; 522 Fifth    Vice President and       since 2001     Vice President, J.P. Morgan Investment
Avenue, New York, NY        Assistant Treasurer                     Management, Inc. and Chief
10036; Age 32                                                       Financial Officer for JPMorgan
                                                                    Fleming's U.S. Mutual Funds and
                                                                    Financial Intermediaries Business

Stephen Ungerman; 522       Vice President and       since 2001     Vice President, J.P. Morgan Investment
Fifth Avenue, New York,     Assistant Treasurer                     Management, Inc., Head of the
NY 10036; Age 48                                                    Fund Service Group within Fund
                                                                    Administration, formerly Tax Director
                                                                    and Co-head of Fund Administration,
                                                                    Prudential Insurance Co. and formerly
                                                                    Assistant Treasurer of mutual funds,
                                                                    Prudential Insurance Co.

Judy R. Bartlett; 522       Vice President and       since 2001     Vice President and Assistant General
Fifth Avenue, New York,     Assistant Secretary                     Counsel, J.P. Morgan Investment
NY 10036; Age 36                                                    Management, Inc., formerly attorney
                                                                    and Assistant Secretary, Mainstay
                                                                    Funds and formerly associate at law
                                                                    firm of Willkie, Farr & Gallagher

Joseph J. Bertini; 522      Vice President and       since 2001     Vice President and Assistant General
Fifth Avenue, New York,     Assistant Secretary                     Counsel, J.P. Morgan Investment
NY 10036; Age 36                                                    Management, Inc. and formerly
                                                                    attorney in the Mutual Fund Group,
                                                                    SunAmerica Asset Management, Inc.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-348-4782.


                       See notes to financial statements.

TAX LETTER (UNAUDITED)

JPMorgan Select Balanced Fund
JPMorgan Select Equity Income Fund
JPMorgan Select Large Cap Equity Fund
JPMorgan Select Large Cap Growth Fund
JPMorgan Select Mid Cap Equity Fund
JPMorgan Select Small Cap Equity Fund

Certain tax information for the JPMorgan Select Funds that is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2001. The information and distributions reported in this letter may differ from the information and distributions taxable to shareholders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns for the calendar year ending December 31, 2001 was sent under a separate cover:

FOR THE PERIOD NOVEMBER 1, 2001 THROUGH DECEMBER 31, 2001:

The following represents the percentage of distributions eligible for dividends received deduction and the long term capital gains distributed by the Funds:


                                       DIVIDENDS RECEIVED                LONG-TERM CAPITAL
JPMORGAN FUND                              DEDUCTION                     GAINS DISTRIBUTION
-------------------------------------------------------------------------------------------------

Select Balanced Fund                                      37.27%   $                    1,484,147
Select Equity Income Fund                                100.00%                               --
Select Large Cap Equity Fund                             100.00%                               --
Select Large Cap Growth Fund                             100.00%                               --
Select Mid Cap Equity Fund                                56.23%                          474,757
Select Small Cap Equity Fund                             100.00%                            2,924

JPMorgan
FUNDS


U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndexTM Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Value Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming Japan Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

FIXED INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short-Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAXFREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT

INVESTMENT ADVISOR
JPMorgan Fleming Asset Management

ADMINISTRATOR, SHAREHOLDER AND FUND SERVICING AGENT AND CUSTODIAN
JPMorgan Chase Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with JPMorgan Chase Bank. JPMorgan Chase Bank and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.




                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039


      (C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. December 2001

                                                                     AN-SEL-1201